united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110 , Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 4/30/16

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Looking long-term

QUARTERS ONLY
50¢

Annual Report | AdvisorOne Funds | April 30, 2016

AdvisorOne Funds

Distributed by Northern Lights Distributors, LLC, Member FINRA

AdvisorOne Funds Annual Report

Table of Contents

Letter from the Chief Investment Officer	3
CLS Global Aggressive Equity Fund - Portfolio Summary	6
CLS Global Aggressive Equity Fund - Performance Update	7
CLS Global Diversified Equity Fund - Portfolio Summary	8
CLS Global Diversified Equity Fund - Performance Update	9
CLS Global Growth Fund - Portfolio Summary	10
CLS Global Growth Fund - Performance Update	11
CLS Growth and Income Fund - Portfolio Summary	12
CLS Growth and Income Fund - Performance Update	13
CLS Flexible Income Fund - Portfolio Summary	14
CLS Flexible Income Fund - Performance Update	15
CLS International Equity Fund - Portfolio Summary	16
CLS International Equity Fund - Performance Update	17
CLS Shelter Fund - Portfolio Summary	18
CLS Shelter Fund - Performance Update	19
Milestone Treasury Obligations Fund - Portfolio Summary	20
CLS Global Aggressive Equity Fund - Schedule of Investments	21
CLS Global Diversified Equity Fund - Schedule of Investments	23
CLS Global Growth Fund - Schedule of Investments	25
CLS Growth and Income Fund - Schedule of Investments	27
CLS Flexible Income Fund - Schedule of Investments	29
CLS International Equity Fund - Schedule of Investments	32
CLS Shelter Fund - Schedule of Investments	33
Milestone Treasury Obligations Fund - Schedule of Investments	34
Statements of Assets and Liabilities	35
Statements of Operations	39

AdvisorOne Funds Annual Report

Table of Contents, cont’d.

CLS Global Aggressive Equity Fund - Statements of Changes in Net Assets	41
CLS Global Diversified Equity Fund - Statements of Changes in Net Assets	41
CLS Global Growth Fund - Statements of Changes in Net Assets	42
CLS Growth and Income Fund - Statements of Changes in Net Assets	42
CLS Flexible Income Fund - Statements of Changes in Net Assets	43
CLS International Equity Fund - Statements of Changes in Net Assets	43
CLS Shelter Fund - Statements of Changes in Net Assets	44
Milestone Treasury Obligations Fund - Statements of Changes in Net Assets	44
CLS Global Aggressive Equity Fund - Financial Highlights	45
CLS Global Diversified Equity Fund - Financial Highlights	46
CLS Global Growth Fund - Financial Highlights	48
CLS Growth and Income Fund - Financial Highlights	49
CLS Flexible Income Fund - Financial Highlights	50
CLS International Equity Fund - Financial Highlights	51
CLS Shelter Fund - Financial Highlights	52
Milestone Treasury Obligations Fund - Financial Highlights	53
Notes to Financial Statements	55
Report of Independent Registered Public Accounting Firm	71
Shareholder Expense Example	72

AdvisorOne Funds Annual Report

Letter from the Chief Investment Officer

Dear Shareholders,

The U.S. stock market, as defined by the Russell 3000 (an index composed of the 3,000 largest U.S. stocks), lost 0.18% over the last 12 months through April 30, 2016. Despite this modest loss, the bull market (i.e., period where a market never has a loss of 20% or more from price high to low) is still intact and remains one of the longest and strongest ever in U.S. history, either measured by duration or by over-all price gains.

Though the U.S. market was lower, it did depend on what part of the market one was invested—size (large vs. small companies), style (value vs. growth), sector or region. For instance, the S&P 500 (a proxy for large, U.S.-based companies) gained 1.21%, but smaller companies, as defined by the Russell 2000 (an index comprised of the 2,000 smallest companies on the Russell 3000 and used as a benchmark for smaller companies) lost 5.94%. International stocks, as defined by the MSCI All-Country World Index ex-US (an index considered representative of stock markets of developed and emerging markets, excluding those of the US), meanwhile, lost 11.28% the last 12 months, with developed stock markets, such as Japan and Europe, as defined by the MSCI EAFE (an index which tracks performance of international equity securities in 21 developed countries in Europe, Australasia, and the Far East), losing 9.32% and emerging markets such as China and Brazil, as defined by the MSCI Emerging Markets (an index which tracks performance of international equity securities in developing countries), losing 17.87%.

This backdrop in market returns helps to understand AdvisorOne portfolios performance. Most of the AdvisorOne Funds are global, multi-asset, Risk-Budgeted portfolios comprised mostly of exchange-traded funds (ETFs).

Let’s review these attributes:

1.	AdvisorOne Funds are global

We do not just invest in U.S. securities, but in securities around the world. We believe this allows the potential to enhance returns and, more importantly, manage portfolio risk.

2.	AdvisorOne Funds are multi-asset

We believe balanced, multi-asset portfolios will provide better investor experiences over time, which in turn should decrease investors’ greatest weakness of chasing performance.

AdvisorOne Funds Annual Report

3.	AdvisorOne Funds are Risk-Budgeted

We build portfolios thinking first about a target risk allocation and then asset allocation. With Risk Budgeting comes two promises:

a.	Each of the Risk Budgeted AdvisorOne Funds has a specific Risk Budget target.

b.	We will actively manage our asset allocation. “Actively-managed” means the portfolios may look different than market benchmarks. It also means we may make changes in the portfolios when the market provides opportunities.

4.	AdvisorOne Funds use ETFs

ETFs are essentially diversified portfolios built to track a benchmark. ETFs can be dependable building blocks that provide more stable market exposure than mutual funds, and may minimize style drift.

The exceptions to the above are the AdvisorOne Shelter, AdvisorOne International Equity, and Milestone Treasury Obligations Funds. As for those Funds:

1)	AdvisorOne Shelter is tactically-managed; therefore, it can have dramatic changes in risk and asset allocations.

2)	AdvisorOne International Equity invests only in international securities, so it’s not global. And the Fund is risk-managed so its risk characteristics can change over time.

3)	Milestone Treasury Obligations is a money market fund, which invests only in short-term US Treasury obligations and repurchase agreements fully collateralized by U.S. Treasury obligations.

Performance and Outlook

The AdvisorOne Funds incorporate and articulate the AdvisorOne Investment Themes. The current themes are:

1.	X-Factor

AdvisorOne is emphasizing factor-based ETFs, otherwise known as “smart beta” ETFs. Smart beta ETFs have a rules-based approach to building a portfolio, which emphasizes a factor such as value, growth, or high quality. These ETFs capture the essence of active management but at a fraction of the cost.

2.	International Opportunities

In international markets, valuations are lower, dividend yields are higher, monetary policy reforms are taking hold, and central banks are providing greater support.

AdvisorOne Funds Annual Report

3.	Creative Diversification

AdvisorOne creatively diversifies equity-dominated portfolios in two ways. We are tactical in fixed-income exposure, actively managing duration (interest rate sensitivity), credit, and sector exposures. Also, we use alternative asset class segments and strategies.

In closing, our return expectations for balanced portfolios is slightly muted compared to historical norms, primarily due to overvaluations in domestic stocks and bonds. That said, there may be opportunities to add value with international equities, emphasizing smart beta ETFs, and diversifying portfolios by actively managing fixed-income and alternative holdings.

Thank you for your trust.

Sincerely,

Rusty Vanneman, CFA, CMT

Chief Investment Officer

CLS Investments, LLC

The AdvisorOne Funds are each a fund of funds, meaning they invest in underlying mutual funds and exchange traded funds (“Underlying Funds”). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those Underlying Funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds that may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities.

AdvisorOne Funds Annual Report	CLS Global Aggressive Equity Fund - Portfolio Summary
Portfolio Commentary

CLS Global Aggressive Equity returned -6.39% over the last year. The Fund has a Risk Budget of 110 (i.e., over time is approximately 10 percent riskier than a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities). The Fund trailed its benchmark during this time frame, primarily due to its positioning in Japanese equities, global shipping companies, and Emerging Asian countries. Given Global Aggressive Equity’s Risk Budget and global breadth, regions and segments that are particularly sensitive to the global economy will have a large impact on the Fund.

The Fund’s notable country exposures include smaller-capitalization European companies, currency-hedged Japanese equities, and Emerging Asian equities. One of the larger global positions in the Fund also focuses on allocating to countries with strong relative strength. Markets outside of the U.S. have continued to trail our stock market, but there are many countries with attractive valuations and improving growth prospects.

Among domestic sectors, the largest tilts are toward technology, financials, and healthcare allocations. Technology allocations are focused in older, more established technology companies that now pay dividends, as well as in semiconductors which produce components for an ever-expanding variety of applications. Financial allocations have been built up recently, as valuations have become increasingly attractive. Healthcare exposure is focused in the medical device subsector, a more attractively valued and acquisition rich segment of the industry.

Trades in recent months have decreased healthcare exposure out of pharmaceuticals, added to oversold material and energy companies, and increased international exposures to specific countries and regions poised for growth.

Turnover for the Fund over the last 12 months was 35 percent.

*Based on total net asset value as of April 30, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.
Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

Market Vectors Morningstar Wide Moat ETF	8.73%
The Fund is a rules-based, equal weighted index intended to offer exposure to the 20 most attractively price companies with sustainable competitive advantages.
First Trust NASDAQ Technology Dividend Index Fund	6.01%
The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ Technology Dividend Index.
Vanguard Total World Stock ETF	5.57%
The Fund seeks to track the performance of the FTSE Global All Cap Index, which covers both well-established and still-developing markets.
iShares PHLX Semiconductor ETF	5.57%
The Fund seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector.
First Trust Dorsey Wright International Focus 5 ETF	5.38%
The Fund seeks to provide targeted exposure to the five First Trust sector and industry based ETFs that Dorsey, Wright & Associates (DWA) believes offer the greatest potential to outperform the other ETFs in the selection universe and that satisfy trading volume and liquidity requirements.
WisdomTree Europe SmallCap Dividend Fund	5.30%
The Fund seeks to track the investment results of dividend-paying small-cap companies in the European equity market.
iShares U.S. Medical Devices ETF	4.93%
The Fund seeks to track the investment results of an index composed of U.S. equities in the medical devices sector.
iShares U.S. Insurance ETF	4.89%
The Fund seeks to track the investment results of an index composed of U.S. equities in the insurance sector.
Deutsche X-trackers MSCI Japan Hedged Equity ETF	4.80%
The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan US Dollar Hedged Index.
ProShares Large Cap Core Plus	4.61%
The Fund seeks investment results that track the performance of the Credit Suisse 130/30 Large Cap Index.

AdvisorOne Funds Annual Report	CLS Global Aggressive Equity Fund - Performance Update

Annualized Total Returns as of April 30, 2016

					Since
		3 Year	5 Year	10 Year	Inception	Inception
	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	(6.39)%	5.86%	5.00%	N/A	8.65%	10/1/09

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of $10,000 Performance Paragraph

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Aggressive Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Global Aggressive Equity Fund per the most recent prospectus was 1.93%. Performance results reflect a contractual fee waiver by the investment advisor as described in the prospectus of the Fund. The Fund’s performance over the periods shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 110% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US). The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

AdvisorOne Funds Annual Report	CLS Global Diversified Equity Fund - Portfolio Summary
Portfolio Commentary

CLS Global Diversified Equity lost 7.59% over the last year. The Fund has a Risk Budget of 100 (i.e., over time is approximately as risky as a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities). The Fund trailed its benchmark during this time frame, primarily due to its exposure to emerging markets and energy/natural resources. Exposure to larger companies helped performance, particularly higher quality companies.

Moving forward, the Fund is placing a heavy emphasis on smart beta and international ETFs. Other notable positions include significant underweights in consumer discretionary and healthcare and overweights in energy and technology.

Turnover for the Fund over the last 12 months was 58 percent. Trading was primarily focused on tax-loss harvesting activity and increasing exposure to international equities.

*Based on total net asset value as of April 30, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.
Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

iShares MSCI USA Quality Factor ETF	9.67%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
Vanguard FTSE Europe ETF	9.06%
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
SPDR S&P Emerging Markets Dividend ETF	8.71%
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P® Emerging Markets Dividend Opportunities Index.
Vanguard Dividend Appreciation ETF	8.71%
The Fund seeks to track the performance of the NASDAQ US Dividend Achievers Select Index.
SPDR Technology Select Sector Fund	8.17%
The Fund seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Technology Select Sector Index.
Vanguard Total International Stock ETF	7.52%
The Fund seeks to track the performance of the FTSE Global All Cap ex US Index, which measures the investment return of stocks issued by companies located outside the United States.
SPDR Financial Select Sector Fund	5.23%
The Fund seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Financial Select Sector Index.
iShares Russell 1000 Growth ETF	5.00%
The Fund seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.
iShares Global Energy ETF	3.87%
The Fund seeks to track the investment results of an index composed of global equities in the energy sector.
iShares Global 100 ETF	3.85%
The Fund seeks to track the investment results of an index composed of 100 large-capitalization global equities.

AdvisorOne Funds Annual Report	CLS Global Diversified Equity Fund - Performance Update

Annualized Total Returns as of April 30, 2016

					Since
		3 Year	5 Year	10 Year	Inception	Inception
	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class C Shares[1]	(8.32)%	3.39%	3.19%	2.98%	1.90%	7/13/00
Class N Shares[2]	(7.59)%	4.25%	4.13%	3.96%	5.33%	7/14/97

[1]	Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.

[2]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Diversified Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Global Diversified Equity Fund Class C and Class N per the most recent prospectus were 2.44% and 1.44%, respectively. Performance results reflect a contractual fee waiver by the investment advisor as described in the prospectus of the Fund. The Fund’s performance would be lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The blended benchmark consists of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US). The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

AdvisorOne Funds Annual Report	CLS Global Growth Fund - Portfolio Summary
Portfolio Commentary

CLS Global Growth returned -5.55% percent over the last year. The Fund has a risk budget of 80 (i.e., over time is 80 percent as risky as a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities). The Fund trailed its benchmark during this time frame, primarily due to its overweight in international securities. A secondary factor was its exposure to energy related securities.

The Fund’s largest portfolio tilt is toward technology, with an emphasis on higher-quality, large-cap companies. Valuations remain attractive, and given their transition to cloud computing, we believe they can perform well. Another notable sector tilt is the overweight to financials. Financials have become attractive as valuations have moved lower and short-term interest rates have slowly increased.

The Fund is emphasizing international securities, particularly emerging markets. Exposure to both developed and emerging international positions remained steady. Valuations versus U.S. securities remain attractive, while opportunities for stability and growth continue to improve.

The Fund’s modest fixed-income positioning has two key traits: (1) shorter duration (less interest-rate sensitive) as the Federal Reserve has moved into an interest rate hiking cycle and (2) a tilt toward corporate bonds, which will likely continue to perform better than Treasuries, even in a slow-growth environment.

Trades in recent months shifted additional funds from U.S. to emerging market securities. Trades in domestic equities increased exposure to defensive risk factors while allocating risk to more attractive securities in international developed and emerging market securities.

Turnover for the Fund over the last 12 months was 88 percent.

*Based on total net asset value as of April 30, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.
Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

iShares MSCI USA Quality Factor ETF	9.92%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
iShares MSCI USA Minimum Volatility ETF	9.39%
The Fund seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.
iShares MSCI EAFE Minimum Volatility ETF	8.39%
The Fund seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.
SPDR Financial Select Sector Fund	8.30%
The Fund seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Financial Select Sector Index.
First Trust NASDAQ Technology Dividend Index Fund	8.27%
The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ Technology Dividend Index.
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	6.25%
The Fund seeks investment results that correspond generally to the performance, before fees and expense, of the MSCI EAFE US Dollar Hedged Index.
EGShares Emerging Markets Consumer ETF	5.46%
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30 Index.
iShares Russell Top 200 Growth ETF	5.41%
The Fund seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics.
iShares MSCI Eurozone ETF	5.06%
The Fund seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries that use the Euro as their official currency.
SPDR Doubleline Total Return Tactical ETF	5.06%
The Fund seeks to maximize total return.

AdvisorOne Funds Annual Report	CLS Global Growth Fund - Performance Update

Annualized Total Returns as of April 30, 2016

					Since
		3 Year	5 Year	10 Year	Inception	Inception
	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	(5.55)%	3.48%	4.01%	3.58%	3.60%	1/27/06

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Growth Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Global Growth Fund per the most recent prospectus was 1.52%. Performance results reflect a contractual fee waiver by the investment advisor as described in the prospectus of the Fund. The Fund’s performance as shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 80% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 20% of the 1-3 month Treasury Bill index. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Annual Report	CLS Growth and Income Fund - Portfolio Summary
Portfolio Commentary

CLS Growth & Income returned -2.14 percent over the last year. The Fund has a Risk Budget of 55 (i.e., over time is 55 percent as risky as a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities). The Fund outperformed its Risk Budget benchmark primarily due to its duration positioning. Offsetting performance was the increased emphasis to international securities.

This Fund is placing an emphasis on smart beta and international ETFs. For a frame of reference, at the end of April, the Fund had nearly 40% in smart beta ETFs (nearly 50% among the equity holdings), which compares to an industry average of 20%. As for international equity exposure, the weight was over 50% of equities at the end of April, which compares to the benchmark weight of 40%.

Other notable positions include significant underweight in consumer discretionary and overweights in energy and technology.

Turnover for the Fund over the last 12 months was 56 percent.

*Based on total net asset value as of April 30, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.
Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

PIMCO Total Return Active ETF	10.10%
The Fund is a diversified portfolio of high quality bonds that are actively managed in an effort to maximize return in a risk-controlled framework.
iShares TIPS Bond ETF	8.56%
The Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the U.S. Treasury market as defined by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
iShares MSCI USA Quality Factor ETF	6.98%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
PowerShares Fundamental High Yield Corporate Bond Portfolio	6.65%
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Bonds US High Yield 1-10 Index (the “Underlying Index”).
PowerShares Emerging Markets Sovereign Debt Portfolio	6.48%
The Fund is based on the DB Emerging Market USD Liquid Balanced Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index.
SPDR Doubleline Total Return Tactical ETF	5.61%
The Fund seeks to maximize total return.
Vanguard Dividend Appreciation ETF	4.51%
The Fund seeks to track the performance of the NASDAQ US Dividend Achievers Select Index.
iShares Europe ETF	4.03%
The Fund seeks to track the investment results of an index composed of European equities.
iShares MSCI EAFE Minimum Volatility ETF	3.79%
The Fund seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.
WisdomTree Managed Futures Strategy Fund	3.20%
The Fund seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns.

AdvisorOne Funds Annual Report	CLS Growth and Income Fund - Performance Update

Annualized Total Returns as of April 30, 2016

					Since
		3 Year	5 Year	10 Year	Inception	Inception
	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	(2.14)%	2.36%	3.63%	3.02%	3.41%	7/14/97

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Growth and Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Growth and Income Fund per the most recent prospectus was 1.52%. Performance results reflect a contractual fee waiver by the investment advisor as described in the prospectus of the Fund. The Fund’s performance as shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 55% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 45% of the 1-3 month Treasury Bill index. The weightings against this benchmark are consistent with the risk level of the Fund and these indexes are utilized to reflect the Fund’s broad exposure to the global equity market. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Annual Report	CLS Flexible Income Fund - Portfolio Summary
Portfolio Commentary

CLS Flexible Income’s return over the last year was 0.71%. This intermediate-term bond Fund has a Risk Budget of 20 (i.e., over time has 20 percent of the risk of a diversified stock portfolio consisting of 60 percent domestic equities and 40 percent international equities). The Fund outperformed its Risk Budget benchmark due to its duration positioning.

In the fourth quarter of 2015 the Federal Reserve increased the level of the benchmark Federal Funds Rate for the first time in over 11 years. Despite the rate hike, the yield on the 10 year Treasury bond fell roughly 0.20% over the last 12 months. The fall in yields can largely be attributed to the heightened volatility, poor performance of the global equity markets, and the relative attractiveness of Treasury yields (compared to the depressed yields of other major developed countries that have adopted negative interest rate policies). The pace of economic growth waned in the U.S. over the last 12 months, despite continued strength in labor market indicators, and signs of a possible return of inflation such as rising wages. Expectations are for economic growth to improve, but remain at or below trend. Subsequently, the Federal Reserve has indicated it expects to increase the Federal Funds Rate two more times in 2016. In spite of the ebbs and flows in the economic data, duration for the Fund remains shorter and therefore less interest-rate sensitive than the overall bond market.

Turnover for the Fund over the last 12 months was 19 percent.

*Based on total net asset value as of April 30, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.
Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

PIMCO Enhanced Short Maturity Active ETF	8.36%
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
SPDR Doubleline Total Return Tactical ETF	7.89%
The Fund seeks to maximize total return.
iShares Core U.S. Aggregate Bond ETF	5.16%
The Fund seeks to track the investment results of an index composed of the total U.S. investment-grade bond market.
PowerShares Senior Loan Portfolio	5.16%
The Fund seeks investment results that generally correspond to the price and yield of S&P/LSTA U.S. Leverages Loan 100 Index.
iShares Intermediate Credit Bond ETF	5.12%
The Fund seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years.
iShares TIPS Bond ETF	4.43%
The Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the U.S. Treasury market as defined by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
iShares iBoxx $High Yield Corporate Bond ETF	4.36%
The Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $Liquid High Yield Index.
Vanguard Intermediate-Term Corporate Bond ETF	4.25%
The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.
SPDR Nuveen Barclays Short Term Municipal Bond ETF	4.09%
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Barclays Managed Money Municipal Short Term Index.
Vanguard Total Bond Market ETF	3.94%
The Fund seeks to track the performance of a broad, market-weighted bond index.

AdvisorOne Funds Annual Report	CLS Flexible Income Fund - Performance Update

Annualized Total Returns as of April 30, 2016

					Since
		3 Year	5 Year	10 Year	Inception	Inception
	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	0.71%	0.82%	2.41%	N/A	3.08%	10/1/09

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Flexible Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Flexible Income Fund per the most recent prospectus was 1.22%. Performance results reflect a contractual fee waiver by the investment advisor as described in the prospectus of the Fund. The Fund’s performance as shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

The Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 20% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 80% of the 1-3 month Treasury Bill index. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Annual Report	CLS International Equity Fund - Portfolio Summary
Portfolio Commentary

CLS International Equity returned -8.11% percent over the last year. The Fund consists of primarily international equities and is not Risk Budgeted although it is managed with risk considerations and a focus on delivering higher incremental-income relative to its benchmark. The portfolio management methodology is quantitatively driven through the use of fundamental risk factors. The Fund outperformed its benchmark during this time frame, primarily due to its exposure to the minimum volatility factor as well as the Latin America region.

The Fund currently has risk factor tilts emphasizing minimum volatility and dividend yield. This has resulted in a large allocation to lower-volatility securities. On a regional basis, the portfolio is currently tilted toward emerging markets, primarily within Latin America and Europe. Emerging markets are attractive given valuations and economic growth prospects. Another notable regional tilt is the underweight to developed Europe where valuations are not as attractive as they once were, and economic growth is more stagnant.

There are no significant tilts to any given sector, and targeted risk-factor exposures are fairly neutral. From a size and style perspective, the portfolio is tilted toward small- and mid-cap securities, as well as securities with a value bias.

Trades in recent months shifted allocations from developed Europe to into Latin America and developed Asia (including Japan).

Turnover for the Fund over the last 12 months was 230 percent.

*Based on total net asset value as of April 30, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.
Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

iShares MSCI EAFE Minimum Volatility ETF	15.65%
The Fund seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.
iShares International Select Dividend ETF	9.95%
The Fund seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets.
iShares MSCI EAFE Value ETF	9.85%
The Fund seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics.
WisdomTree International Hedged Quality Dividend Growth Fund	9.45%
The Fund seeks to provide exposure to dividend-paying companies with growth characteristics in the developed world ex the U.S. and Canada while hedging exposure to fluctuations between the U.S. dollar and foreign currencies.
iShares MSCI Japan Minimum Volatility ETF	9.41%
The Fund seeks to track the investment results of an index composed of Japanese equities that, in the aggregate, have lower volatility charachteristics relative to the broader Japanese equity markets.
iShares MSCI All Peru Capped ETF	7.21%
The Fund seeks to track the investment results of an index composed of Peruvian equities.
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	6.60%
The Fund seeks investment results that correspond generally to the performance, before fees and expense, of the MSCI EAFE US Dollar Hedged Index.
iShares MSCI Taiwan ETF	4.43%
The Fund seeks to track the investment results of an index composed of Taiwanese equities.
Global X MSCI Colombia ETF	4.00%
The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Capped Index.
Market Vectors Russia ETF	3.68%
The Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the VanEck Vectors Russia Index (MVRSXTR), which includes companies that are incorporated in Russia or that generate at least 50% of their revenues (or, where applicable, have at least 50% of their assets) in Russia.

AdvisorOne Funds Annual Report	CLS International Equity Fund - Performance Update

Annualized Total Returns as of April 30, 2016

					Since
		3 Year	5 Year	10 Year	Inception	Inception
	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	(8.11)%	2.83%	3.37%	3.10%	3.08%	4/19/06

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS International Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS International Equity Fund per the most recent prospectus was 1.74%. Performance results reflect a contractual fee waiver by the investment advisor as described in the prospectus of the Fund. The Fund’s performance as shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

AdvisorOne Funds Annual Report	CLS Shelter Fund - Portfolio Summary
Portfolio Commentary

CLS Shelter Fund returned -4.43% percent over the last year. The Fund has a risk-based benchmark (75 percent of a blended benchmark consisting of 80 percent of the Russell 3000 Index (composed of the 3,000 largest U.S. stocks) and 20 percent of the MSCI ACWI (ex-US) (a benchmark for international stocks), and 25 percent of the 1-3 month Treasury Bill index (an index of very short-term government debt securities)).

The Fund seeks to protect client portfolios from large losses. In some market conditions, moves to reduce risk will occur just before the market rallies. During these periods, the Fund will generally trail its benchmark. Over the last twelve months there were two sharp declines.

In mid-August a rapid downturn pushed approximately 75% of the portfolio into protected assets, defined as reduced volatility stocks and Treasury Bills, within two weeks. Markets rallied sharply during the fourth quarter, causing the Fund to lag its benchmark.

After returning to a more aggressive allocation, a second decline in early January sent the portfolio back into Treasury Bills. In this decline, strong performance by reduced volatility stock ETFs helped the Fund performance in the most recent four months. This decline went much better for the Fund as the pace of the moves was slower and reduced volatility positions added value.

Recent volatility caused the Fund to be more conservative. Over the last twelve months, the Fund has been invested in protected assets for all but 43 days. During this period, the average allocation to protected assets was 37%. Reduced volatility stocks averaged 29% and Treasury Bills averaged an 8% allocation. The remainder of the portfolio was invested in diversified stocks and a very small cash allocation.

The Fund’s allocation, when fully invested, favors international markets and large-cap U.S. stocks. Part of the international position is allocated to a position that lessens the effect of currency changes on the Fund. In the U.S., the Fund favors value stocks over growth stocks.

Turnover for the Fund over the last 12 months was 346 percent.

*Based on total net asset value as of April 30, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.
Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

iShares MSCI USA Quality Factor ETF	24.56%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
iShares MSCI USA Value Factor ETF	15.27%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, before fees and expenses.
iShares S&P 500 Growth ETF	13.17%
The Fund seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics.
iShares MSCI All Country World Minimum Volatility ETF	10.38%
The Fund seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower characteristics relative to the broader developed and emerging equity markets.
iShares S&P 500 Value ETF	10.31%
The Fund seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics.
iShares Core MSCI EAFE ETF	10.23%
The Fund seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada.
iShares MSCI USA Minimum Volatility ETF	9.98%
The Fund seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.
PowerShares S&P 500 Low Volatility Portfolio	5.04%
The Fund will invest at least 90% of its total assets in common stocks that comprise the S&P 500 Index.

AdvisorOne Funds Annual Report	CLS Shelter Fund - Performance Update

Annualized Total Returns as of April 30, 2016

					Since
		3 Year	5 Year	10 Year	Inception	Inception
	1 Year	Annualized	Annualized	Annualized	Annualized	Date
Class N Shares[1]	(4.43)%	6.77%	2.08%	N/A	4.32%	12/30/09

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Shelter Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Shelter Fund per the most recent prospectus was 1.46%. Performance results reflect a contractual fee waiver by the investment advisor as described in the prospectus of the Fund. The Fund’s performance shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

*	Performance of the risk based benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk based benchmark consists of (i) 75% of a blended benchmark consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US), and (ii) 25% of the 1-3 month Treasury Bill index. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Annual Report	Milestone Treasury Obligations Fund - Portfolio Summary
Portfolio Commentary

During the past year, the Milestone Treasury Obligations Fund focused on its conservative investment philosophy and management discipline. We are proud to provide this annual report which highlights the results of our conservative, compliance-driven investment philosophy.

As we continue through 2016, we remain committed to our mission and values. We look forward to continuing to work in partnership with you all to address your liquidity objectives and cash management priorities. We will continue to explore new cash management capabilities in direct response to requests from both current and prospective investors.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*Based on total net asset value as of April 30, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.
Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

U.S. Treasury Bills	50.30%
A short-term debt obligation backed by the U.S. government with a maturity of less than one year. T-bills are sold in denominations of $1,000 up to a maximum purchase of $5 million and commonly have maturities of one month (four weeks), three months (13 weeks) or six months (26 weeks).
Repurchase Agreements	49.72%
A form of short-term borrowing for dealers in government securities. The dealer sells the government securities to investors, usually on an overnight basis, and buys them back the following day.

All data is as of April 30, 2016. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

Please refer to the Portfolio of Investments for a detailed analysis of the Fund’s holdings.

AdvisorOne Funds Annual Report
Schedule of Investments - CLS Global Aggressive Equity Fund
April 30, 2016

	Shares	Value
Equity Funds - 100.00%
Alternative - 7.12%
ProShares Large Cap Core Plus	92,000	$4,630,241
ProShares Short VIX Short-Term Futures ETF * +	22,000	1,123,100
WisdomTree Managed Futures Strategy Fund *	32,500	1,395,875
		7,149,216
Developed International - 28.31%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	111,000	2,794,980
Deutsche X-trackers MSCI Japan Hedged Equity ETF +	152,000	4,824,480
First Trust Dorsey Wright International Focus 5 ETF	313,000	5,405,510
iShares International Select Dividend ETF	62,000	1,851,320
iShares MSCI ACWI ETF	66,000	3,749,460
iShares MSCI Australia ETF	35,000	697,550
iShares MSCI Europe Financials ETF +	94,978	1,790,335
iShares MSCI Ireland Capped ETF	50,000	1,999,500
WisdomTree Europe SmallCap Dividend Fund +	93,000	5,324,250
		28,437,385
Emerging Markets - 3.34%
iShares MSCI India ETF	48,304	1,307,106
SPDR S&P Emerging Asia Pacific ETF	28,000	2,047,640
		3,354,746
Global Equity - 10.81%
Cambria Global Value ETF	70,100	1,353,659
Fidelity MSCI Energy Index ETF	95,000	1,825,900
PowerShares Global Listed Private Equity Portfolio +	201,000	2,088,390
Vanguard Total World Stock ETF	96,000	5,593,920
		10,861,869
Large Cap Core - 17.60%
First Trust NASDAQ Technology Dividend Index Fund	237,000	6,041,130
Guggenheim S&P 500 Equal Weight ETF +	36,000	2,862,360
Market Vectors Morningstar Wide Moat ETF	271,000	8,772,270
		17,675,760
Large Cap Growth - 8.49%
iShares U.S. Oil Equipment & Services ETF +	44,000	1,772,760
iShares PHLX Semiconductor ETF +	64,000	5,592,320
Market Vectors Gold Miners ETF	45,000	1,162,350
		8,527,430
Large Cap Value - 4.24%
First Trust Capital Strength ETF +	54,000	2,127,600
iShares U.S. Financial Services ETF	25,000	2,133,500
		4,261,100
Small/Mid Cap Core - 2.89%
Guggenheim Spin-Off ETF	74,000	2,902,280

Small/Mid Cap Growth - 7.36%
First Trust US IPO Index Fund	48,000	2,442,240
iShares U.S. Medical Devices ETF +	38,500	4,949,560
		7,391,800
Small/Mid Cap Value - 9.84%
Guggenheim Solar ETF +	44,000	1,048,080
Guggenheim Timber ETF	167,000	3,921,160
iShares U.S. Insurance ETF ^	97,500	4,910,100
		9,879,340

Total Equity Funds (cost $90,643,748)		100,440,926

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Schedule of Investments - CLS Global Aggressive Equity Fund (Continued)
April 30, 2016

	Shares	Value
Collateral for Securities Loaned - 12.44%
Dreyfus Government Cash Management Institutional Class, 0.20% **	4,502,260	$4,502,260
Milestone Treasury Obligations Fund Institutional Class, 0.10% ** ^	8,000,000	8,000,000
Total Collateral for Securities Loaned (cost $12,502,260)		12,502,260

Total Investments (cost $103,146,008) (a) - 112.44%		$112,943,186
Liabilities Less Other Assets - Net - (12.44)%		(12,498,771)
NET ASSETS - 100.00%		$100,444,415

+	All or a portion of this security is on loan. Total loaned securities had a value of $12,170,278 at April 30, 2016.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2016.

^	Affiliated issuer.

ACWI - All Country World Index

ETF - Exchange Traded Fund

IPO - Initial Public Stock Offering

MSCI - Morgan Stanley Capital International

PHLX - Philadelphia Stock Exchange

SPDR - Standard & Poors’ Depositary Receipts

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Schedule of Investments - CLS Global Diversified Equity Fund
April 30, 2016

	Shares	Value
Equity Funds - 98.50%
Commodity Funds - 2.20%
PowerShares DB Commodity Index Tracking Fund * +	645,000	$9,404,100

Developed International - 28.49%
iShares MSCI ACWI ex US ETF +	279,229	11,303,190
iShares MSCI Eurozone ETF	297,100	10,478,717
iShares MSCI Italy Capped ETF +	122,000	1,550,620
iShares MSCI Japan ETF	842,500	9,621,350
iShares MSCI Spain Capped ETF +	70,000	2,018,800
iShares MSCI United Kingdom ETF	24,800	404,488
Vanguard FTSE Europe ETF	776,000	38,691,360
Vanguard FTSE Pacific ETF +	269,000	14,937,570
Vanguard International Divident Appreciation ETF	9,000	492,030
Vanguard Total International Stock ETF +	700,000	32,123,000
		121,621,125
Emerging Markets - 14.33%
iShares MSCI Emerging Markets Minimum Volatility ETF	90,000	4,631,400
iShares MSCI Russia Capped ETF	295,000	4,147,700
Morgan Stanley China A Share Fund, Inc.	97,967	1,675,236
SPDR S&P Emerging Asia Pacific ETF +	185,000	13,529,050
SPDR S&P Emerging Markets Dividend ETF ^ +	1,375,000	37,180,000
		61,163,386
Global Equity - 8.96%
Fidelity MSCI Energy Index ETF +	275,000	5,285,500
iShares Global 100 ETF +	227,200	16,449,280
iShares Global Energy ETF	513,000	16,523,730
		38,258,510
Large Cap Core - 9.59%
iShares MSCI USA Momentum Factor ETF +	52,000	3,777,280
Vanguard Dividend Appreciation ETF +	459,016	37,171,116
		40,948,396
Large Cap Growth - 27.74%
Fidelity MSCI Information Technology Index ETF +	71,000	2,246,440
iShares MSCI USA Quality Factor ETF +	631,840	41,297,062
iShares Russell 1000 Growth ETF	215,900	21,341,715
iShares Russell Top 200 Growth ETF +	204,500	10,852,815
SPDR Technology Select Sector Fund	828,000	34,883,640
Vanguard Information Technology ETF	75,000	7,830,750
		118,452,422
Large Cap Value - 6.08%
SPDR Financial Select Sector Fund	958,100	22,333,311
SPDR S&P Global Natural Resources ETF +	93,000	3,605,610
		25,938,921
Small/Mid Cap Core - 0.14%
Royce Value Trust, Inc.	50,000	600,500

Small/Mid Cap Value - 0.97%
Guggenheim S&P Smallcap 600 Pure Value ETF +	68,528	4,138,406

Total Equity Funds (cost $367,611,811)		420,525,766

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Schedule of Investments - CLS Global Diversified Equity Fund (Continued)
April 30, 2016

	Shares	Value
Money Market Funds - 1.73%
Short-Term Cash - 1.73%
Federated Prime Cash Obligations Fund Institutional Class, 0.37% **	7,370,040	$7,370,040
Total Money Market Funds (cost $7,370,040)		7,370,040

Collateral for Securities Loaned - 6.97%
Dreyfus Government Cash Management Institutional Class, 0.20% **	781,251	781,251
Milestone Treasury Obligations Fund Institutional Class, 0.10% ** ^	29,000,000	29,000,000
Total Collateral for Securities Loaned (cost $29,781,251)		29,781,251

Total Investments (cost $404,763,102) (a) - 107.20%		$457,677,057
Liabilities Less Other Assets - Net - (7.20)%		(30,746,023)
NET ASSETS - 100.00%		$426,931,034

+	All or a portion of this security is on loan. Total loaned securities had a value of $29,092,910 at April 30, 2016.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2016.

^	Affiliated issuer.

ACWI - All Country World Index

DB - Deutsche Bank

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Schedule of Investments - CLS Global Growth Fund
April 30, 2016

	Shares	Value
Bond Funds - 14.84%
High Yield Bonds - 4.16%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	104,700	$10,014,555

Intermediate/Long-Term Bonds - 5.06%
SPDR Doubleline Total Return Tactical ETF	245,923	12,163,351

International Bond - 5.62%
PowerShares Emerging Markets Sovereign Debt Portfolio	358,152	10,246,729
Vanguard Total International Bond ETF	60,000	3,260,400
		13,507,129

Total Bond Funds (cost $34,720,547)		35,685,035

Equity Funds - 85.05%
Commodity Funds - 2.53%
PowerShares DB Commodity Index Tracking Fund * +	417,000	6,079,860

Developed International - 21.89%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	586,000	15,030,900
iShares MSCI EAFE Minimum Volatility ETF +	300,000	20,166,000
iShares MSCI Eurozone ETF	345,000	12,168,150
WisdomTree Japan Hedged Equity Fund +	128,000	5,260,800
		52,625,850
Emerging Markets - 8.93%
EGShares Emerging Markets Consumer ETF +	576,000	13,132,800
iShares MSCI Emerging Markets Minimum Volatility ETF	162,000	8,336,520
		21,469,320
Global Equity - 9.32%
FlexShares STOXX Global Broad Infrastructure Index Fund +	130,000	5,738,200
iShares Global Energy ETF	224,600	7,234,366
iShares Global Healthcare ETF +	95,000	9,438,250
		22,410,816
Large Cap Core - 8.27%
First Trust NASDAQ Technology Dividend Index Fund	780,000	19,882,200

Large Cap Growth - 15.33%
iShares MSCI USA Quality Factor ETF +	365,000	23,856,400
iShares Russell Top 200 Growth ETF +	245,000	13,002,150
		36,858,550
Large Cap Value - 17.70%
iShares MSCI USA Minimum Volatility ETF +	516,000	22,585,320
SPDR Financial Select Sector Fund	856,450	19,963,850
		42,549,170
Small/Mid Cap Value - 1.08%
Guggenheim S&P 500 Pure Value ETF	50,000	2,596,000

Total Equity Funds (cost $189,287,563)		204,471,766

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Schedule of Investments - CLS Global Growth Fund (Continued)
April 30, 2016

	Shares	Value
Collateral for Securities Loaned - 15.22%
Dreyfus Government Cash Management Institutional Class, 0.20% **	2,179,686	$2,179,686
Milestone Treasury Obligations Fund Institutional Class, 0.10% ** ^	34,400,000	34,400,000
Total Collateral for Securities Loaned (cost $36,579,686)		36,579,686

Total Investments (cost $260,587,796) (a) - 115.11%		$276,736,487
Liabilities Less Other Assets - Net - (15.11)%		(36,329,665)
NET ASSETS - 100.00%		$240,406,822

+	All or a portion of this security is on loan. Total loaned securities had a value of $35,832,122 at April 30, 2016.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2016.

^	Affiliated issuer.

DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Schedule of Investments - CLS Growth and Income Fund
April 30, 2016

	Shares	Value
Bond Funds - 47.18%
High Yield Bonds - 9.41%
BlackRock Corporate High Yield Fund, Inc.	143,559	$1,475,787
PIMCO Dynamic Credit Income Fund	50,000	913,500
PowerShares Fundamental High Yield Corporate Bond Portfolio +	1,356,853	24,776,136
SPDR Blackstone / GSO Senior Loan ETF +	154,816	7,248,485
		34,413,908
Intermediate/Long-Term Bonds - 30.64%
Fidelity Total Bond ETF ^ +	240,000	11,930,400
iShares TIPS Bond ETF +	332,000	38,140,160
PIMCO Total Return Active ETF	397,481	42,176,709
SPDR Doubleline Total Return Tactical ETF	400,000	19,784,000
		112,031,269
International Bond - 6.09%
PowerShares Emerging Markets Sovereign Debt Portfolio +	743,958	21,284,638
Templeton Global Income Fund	146,395	964,743
		22,249,381
Short-Term Bonds - 1.04%
PIMCO Enhanced Short Maturity Active ETF +	37,556	3,793,907

Total Bond Funds (cost $170,025,025)		172,488,465

Equity Funds - 50.62%
Alternative - 3.31%
WisdomTree Managed Futures Strategy Fund * ^	281,932	12,108,980

Balanced - 0.30%
PowerShares CEF Income Composite Portfolio +	50,000	1,093,000

Commodity Funds - 2.73%
PowerShares DB Commodity Index Tracking Fund * +	685,000	9,987,300

Developed International - 14.59%
FlexShares International Quality Dividend Index Fund +	77,000	1,741,740
iShares Europe ETF +	380,000	15,317,800
iShares MSCI EAFE Minimum Volatility ETF	225,888	15,184,191
iShares MSCI Eurozone ETF	133,100	4,694,437
iShares MSCI Japan ETF	765,000	8,736,300
Vanguard FTSE Europe ETF +	154,000	7,678,440
		53,352,908
Emerging Markets - 7.82%
iShares Core MSCI Emerging Markets ETF	175,200	7,344,384
iShares MSCI Emerging Markets Minimum Volatility ETF	72,100	3,710,266
iShares MSCI Russia Capped ETF	150,000	2,109,000
Morgan Stanley China A Share Fund, Inc.	78,689	1,345,582
PowerShares FTSE RAFI Emerging Markets Portfolio +	502,800	8,225,808
SPDR S&P Emerging Asia Pacific ETF +	80,000	5,850,400
		28,585,440
Large Cap Core - 5.08%
Vanguard Dividend Appreciation ETF +	229,300	18,568,714

Large Cap Growth - 12.71%
iShares MSCI USA Quality Factor ETF	395,113	25,824,586
Market Vectors Gold Miners ETF	140,000	3,616,200
Powershares QQQ Trust Series 1 +	44,100	4,662,252
SPDR Technology Select Sector Fund	209,000	8,805,170
Vanguard Information Technology ETF	34,000	3,549,940
		46,458,148

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Schedule of Investments - CLS Growth and Income Fund (Continued)
April 30, 2016

	Shares	Value
Large Cap Value - 4.08%
SPDR Energy Select Sector Fund +	93,000	$6,278,430
SPDR Financial Select Sector Fund	370,607	8,638,849
		14,917,279

Total Equity Funds (cost $168,544,157)		185,071,769

Money Market Funds - 2.47%
Short-Term Cash - 2.47%
Federated Prime Cash Obligations Fund Institutional Class, 0.37% **	9,037,735	9,037,735
Total Money Market Funds (cost $9,037,735)		9,037,735

Collateral for Securities Loaned - 7.64%
Dreyfus Government Cash Management Institutional Class, 0.20% **	2,149,013	2,149,013
Milestone Treasury Obligations Fund Institutional Class, 0.10% ** ^	25,800,000	25,800,000
Total Collateral for Securities Loaned (cost $27,949,013)		27,949,013

Total Investments (cost $375,555,930) (a) - 107.91%		$394,546,982
Liabilities Less Other Assets - Net - (7.91)%		(28,937,710)
NET ASSETS - 100.00%		$365,609,272

+	All or a portion of this security is on loan. Total loaned securities had a value of $27,241,112 at April 30, 2016.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2016.

^	Affiliated issuer.

DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates

SPDR - Standard & Poors’ Depositary Receipts

TIPS - Treasury Inflation-Protected Securities

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Schedule of Investments - CLS Flexible Income Fund
April 30, 2016

	Shares	Value
Bond Funds - 84.89%
High Yield Bonds - 17.17%
BlackRock Corporate High Yield Fund, Inc.	78,416	$806,116
iShares iBoxx $ High Yield Corporate Bond ETF	101,080	8,475,558
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	56,295	5,384,617
PowerShares Senior Loan Portfolio +	434,800	10,039,532
SPDR Barclays Short Term High Yield Bond ETF	252,775	6,723,815
SPDR Blackstone / GSO Senior Loan ETF	42,500	1,989,850
		33,419,488
Intermediate/Long-Term Bonds - 43.45%
iShares 3-7 Year Treasury Bond ETF	41,200	5,175,956
iShares 20+ Year Treasury Bond ETF +	11,000	1,423,180
iShares Core U.S. Aggregate Bond ETF	90,626	10,049,517
iShares Core US Credit Bond ETF	33,450	3,725,996
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,725	2,253,179
iShares Intermediate Credit Bond ETF	90,380	9,955,357
iShares National Muni Bond ETF +	31,275	3,509,368
iShares TIPS Bond ETF	75,048	8,621,514
PIMCO Total Return Active ETF +	59,909	6,356,944
SPDR Doubleline Total Return Tactical ETF	310,414	15,353,076
Vanguard Intermediate-Term Corporate Bond ETF +	94,483	8,272,932
Vanguard Mortgage-Backed Securities ETF	41,000	2,193,910
Vanguard Total Bond Market ETF +	92,385	7,665,183
		84,556,112
International Bond - 7.53%
iShares Emerging Markets Local Currency Bond ETF +	52,400	2,311,364
iShares JP Morgan USD Emerging Markets Bond ETF +	50,350	5,620,571
PowerShares Emerging Markets Sovereign Debt Portfolio	112,561	3,220,370
SPDR Citi International Government Inflation-Protected Bond ETF +	63,675	3,495,758
		14,648,063
Short-Term Bonds - 16.74%
PIMCO 1-5 Year U.S. TIPS Index ETF +	71,372	3,737,038
PIMCO Enhanced Short Maturity Active ETF	161,117	16,276,039
SPDR Nuveen Barclays Short Term Municipal Bond ETF	162,768	7,962,611
Vanguard Short-Term Corporate Bond ETF +	57,375	4,600,901
		32,576,589

Total Bond Funds (cost $166,965,396)		165,200,252

Equity Funds - 8.13%
Commodity - 0.77%
United States Commodity Index Fund * +	35,500	1,505,200

Currency - 1.09%
PowerShares DB US Dollar Index Bullish Fund * +	88,000	2,120,800

Developed International - 0.76%
iShares MSCI EAFE ETF +	12,500	730,375
iShares MSCI EAFE Value ETF +	16,000	740,960
		1,471,335
Emerging Markets - 0.22%
Vanguard FTSE Emerging Markets ETF	12,000	419,160

Large Cap Core - 1.67%
iShares Core S&P 500 ETF +	15,660	3,247,414

Large Cap Growth - 0.22%
Vanguard Growth ETF	4,000	422,440

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Schedule of Investments - CLS Flexible Income Fund (Continued)
April 30, 2016

	Shares	Value
Large Cap Value - 1.16%
PowerShares S&P 500 Low Volatility Portfolio	26,800	$1,070,392
Vanguard High Dividend Yield ETF +	17,000	1,182,180
		2,252,572
Preferred Security - 1.62%
iShares US Preferred Stock ETF +	46,775	1,832,645
PowerShares Preferred Portfolio +	88,700	1,328,726
		3,161,371
Small/Mid-Cap Value - 0.62%
Alerian MLP ETF +	99,500	1,214,895

Total Equity Funds (cost $15,191,482)		15,815,187

	Principal ($)
U.S. Government and Agency Obligations - 6.37%
Fannie Mae, 3.50%, due 12/1/2030	$277,949	293,169
Fannie Mae, 3.50%, due 7/1/2032	581,995	615,978
Fannie Mae, 4.00%, due 2/1/2040	303,251	324,050
Fannie Mae, 4.00%, due 10/1/2040	274,410	294,149
Fannie Mae, 4.00%, due 6/1/2041	528,586	566,669
Fannie Mae, 4.00%, due 9/1/2041	607,449	651,215
Fannie Mae, 4.00%, due 12/1/2041	369,512	396,136
Fannie Mae, 5.00%, due 11/1/2039	332,829	372,867
Fannie Mae, 5.00%, due 2/1/2040	509,529	566,802
Fannie Mae, 5.50%, due 12/1/2039	225,399	255,337
Fannie Mae, 5.50%, due 4/1/2040	277,499	312,715
Fannie Mae, 6.00%, due 12/1/2035	314,940	361,282
Fannie Mae, 6.00%, due 12/1/2038	112,053	127,664
Federal Home Loan Banks, 2.90%, due 4/20/2017	128,609	130,752
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	1,025,040
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	1,027,554
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	339,103	371,417
Freddie Mac Gold Pool, 5.50%, due 6/1/2034	291,191	324,648
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	99,891	114,435
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	124,978	142,432
Government National Mortgage Association, 3.50%, due 7/16/2039	134,044	139,703
Government National Mortgage Association, 4.00%, due 2/20/2039	301,391	310,743
United States Treasury Note/Bond, 4.25%, due 11/15/2017	2,500,000	2,635,302
United States Treasury Note/Bond, 4.50%, due 5/15/2017	1,000,000	1,039,921
Total U.S. Government and Agency Obligations (cost $11,962,562)		12,399,980

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Schedule of Investments - CLS Flexible Income Fund (Continued)
April 30, 2016

	Shares	Value
Money Market Funds - 0.65%
Short-Term Cash - 0.65%
Federated Prime Cash Obligations Fund Institutional Class, 0.37% **	1,265,644	$1,265,644
Total Money Market Funds (cost $1,265,644)		1,265,644

Collateral for Securities Loaned - 12.15%
Dreyfus Government Cash Management Institutional Class, 0.20% **	3,138,491	3,138,491
Milestone Treasury Obligations Fund Institutional Class, 0.10% ** ^	20,500,000	20,500,000
Total Collateral for Securities Loaned (cost $23,638,491)		23,638,491

Total Investments (cost $219,023,575) (a) - 112.19%		$218,319,554
Liabilities Less Other Assets - Net - (12.19)%		(23,716,164)
NET ASSETS - 100.00%		$194,603,390

+	All or a portion of this security is on loan. Total loaned securities had a value of $ 23,096,636 at April 30, 2016.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2016.

^	Affiliated issuer.

DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

TIPS - Treasury Inflation-Protected Security

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Schedule of Investments - CLS International Equity Fund
April 30, 2016

	Shares	Value
Equity Funds - 99.26%
Developed International - 64.34%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	50,800	$1,303,020
iShares International Select Dividend ETF +	65,800	1,964,788
iShares MSCI Canada ETF +	14,600	370,840
iShares MSCI EAFE Minimum Volatility ETF	46,000	3,092,120
iShares MSCI EAFE Value ETF +	42,000	1,945,020
iShares MSCI Israel Capped ETF +	6,400	309,056
iShares MSCI Japan Minimum Volatility ETF +	32,500	1,858,025
WisdomTree International Hedged Quality Dividend Growth Fund	73,000	1,867,340
		12,710,209
Emerging Markets - 34.92%
Global X MSCI Columbia ETF +	83,000	789,330
Global X MSCI Nigeria ETF +	49,000	312,130
iShares MSCI All Peru Capped ETF	45,500	1,424,605
iShares MSCI Brazil Capped ETF +	18,000	531,180
iShares MSCI Emerging Markets Minimum Volatility ETF	10,000	514,600
iShares MSCI India ETF	20,000	541,200
iShares MSCI Indonesia ETF	22,600	521,834
iShares MSCI Mexico Capped ETF +	8,000	432,320
iShares MSCI Philippines ETF	6,500	227,695
iShares MSCI Taiwan ETF	67,000	875,020
Market Vectors Russia ETF	41,000	727,340
		6,897,254

Total Equity Funds (cost $18,597,766)		19,607,463

Money Market Funds - 0.09%
Short-Term Cash - 0.09%
Federated Prime Cash Obligations Fund Institutional Class, 0.37% *	18,574	18,574
Total Money Market Funds (cost $18,574)		18,574

Collateral for Securities Loaned - 28.74%
Dreyfus Government Cash Management Institutional Class, 0.20% *	1,676,489	1,676,489
Milestone Treasury Obligations Fund Institutional Class, 0.10% * ^	4,000,000	4,000,000
Total Collateral for Securities Loaned (cost $5,676,489)		5,676,489

Total Investments (cost $24,292,829) (a) - 128.09%		$25,302,526
Liabilities Less Other Assets - Net - (28.09)%		(5,549,082)
NET ASSETS - 100.00%		$19,753,444

+	All or a portion of this security is on loan. Total loaned securities had a value of $5,540,672 at April 30, 2016.

*	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2016.

^	Affiliated issuer.

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Schedule of Investments - CLS Shelter Fund
April 30, 2016

	Shares	Value
Equity Funds - 98.93%
Developed International - 10.23%
iShares Core MSCI EAFE ETF	178,000	$9,647,600

Global Equity - 10.38%
iShares MSCI All Country World Minimum Volatility ETF +	133,000	9,788,800

Large Cap Growth - 37.73%
iShares MSCI USA Quality Factor ETF	354,500	23,170,120
iShares S&P 500 Growth ETF +	108,500	12,425,420
		35,595,540
Large Cap Value - 40.59%
iShares MSCI USA Minimum Volatility ETF +	215,000	9,410,550
iShares MSCI USA Value Factor ETF	233,000	14,401,730
iShares S&P 500 Value ETF +	106,000	9,722,320
PowerShares S&P 500 Low Volatility Portfolio	119,000	4,752,860
		38,287,460

Total Equity Funds (cost $88,997,249)		93,319,400

Money Market Funds - 1.14%
Federated Prime Cash Obligations Fund Institutional Class, 0.37% *	1,073,725	1,073,725
Total Money Market Funds (cost $1,073,725)		1,073,725

Collateral for Securities Loaned - 5.05%
Dreyfus Government Cash Management Institutional Class, 0.20% *	2,766,673	2,766,673
Milestone Treasury Obligations Fund Institutional Class, 0.10% * ^	2,000,000	2,000,000
Total Collateral for Securities Loaned (cost $4,766,673)		4,766,673

Total Investments (cost $94,837,647) (a) - 105.12%		$99,159,798
Liabilities Less Other Assets - Net - (5.12)%		(4,830,908)
NET ASSETS - 100.00%		$94,328,890

+	All or a portion of this security is on loan. Total loaned securities had a value of $4,663,572 at April 30, 2016.

*	Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2016.

^	Affiliated issuer.

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Schedule of Investments - Milestone Treasury Obligations Fund

April 30, 2016

	Principal	Interest	Maturity	Value
	Amount	Rate	Date	(Note 1)
U.S. Government Obligations - 50.30%

U.S. Treasury Bills * - 50.30%
	$10,000,000	0.270%	5/5/16	$9,999,700
	17,500,000	0.330% - 0.346%	5/12/16	17,498,199
	25,000,000	0.357% - 0.440%	5/26/16	24,992,941
	20,000,000	0.502% - 0.515%	6/23/16	19,985,027
	10,000,000	0.505%	7/7/16	9,990,601
	15,000,000	0.410%	7/28/16	14,985,068
	15,000,000	0.465%	8/4/16	14,981,892
	15,000,000	0.405%	8/11/16	14,982,975
	15,000,000	0.410%	8/18/16	14,981,582
	10,000,000	0.500%	9/8/16	9,982,046
	20,000,000	0.390% - 0.397%	10/6/16	19,966,041
				172,346,072

Total U.S. Government Obligations (Cost $172,346,072)				172,346,072

Repurchase Agreements - 49.72%

BNP Paribas Securities Corp., dated 4/29/2016, repurchase price $50,000,000 (Collateralized by: U.S Treasury Bill: $3,500, 0.000%, 05/26/2016 - 11/10/2016; aggregate market value plus accrued interest $3,496; U.S. Treasury Bond: $400, 7.250%, 05/15/2016; aggregate market value plus accrued interest $414; U.S. Treasury Infationary Note: $23,700, 0.625%, 07/15/2021; aggregate market value plus accrued interest $26,214; U.S. Treasury Floating Rate Note: $100, 0.000%, 07/31/2017; aggregate market value plus accrued interest $100; U.S. Treasury Notes: $50,675,700, 0.375% - 4.625%, 04/30/2016 - 02/28/2023; aggregate market value plus accrued interest $50,969,807)

50,000,000	0.280%	5/2/16	50,000,000

Credit Agricole, dated 4/29/2016, repurchase price $40,582,000 (Collateralized by: U.S. Treasury Bond: $38,416,000, 3.000%, 5/15/2045; aggregate market value plus accrued interest $41,393,675)

40,582,000	0.290%	5/2/16	40,582,000

Credit Suisse Securities (USA) LLC, dated 4/29/2016, repurchase price $30,000,000 (Collateralized by: U.S. Treasury Notes: $30,004,600, 0.500% - 2.250%, 04/30/2017 - 01/31/2021; aggregate market value plus accrued interest $30,601,389)

30,000,000	0.280%	5/2/16	30,000,000

Societe Generale, dated 4/29/2016, repurchase price $49,800,000 (Collateralized by: U.S. Treasury Notes: $29,362,100, 2.250% -2.750%, 11/15/2023 - 11/15/2024; aggregate market value plus accrued interest $31,725,327; U.S. Treasury Inflationary Note: $15,633,900, 0.625%, 01/15/2024; aggregate market value plus accrued interest $16,614,969; U.S Treasury Bonds: $2,055,900, 3.125% - 3.625%, 02/15/2043 - 08/15/2043; aggregate market value plus accrued interest $2,455,714)

49,800,000	0.290%	5/2/16	49,800,000

Total Repurchase Agreements (Cost $170,382,000)	170,382,000

Total Investments (Cost $342,728,072) - 100.02% (a)	$342,728,072
Liabilities Less Other Assets - Net - (0.02)%	(66,825)
Net Assets - 100.00%	$342,661,247

*	Coupon rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

(a)	The cost stated also approximates the aggregate cost for Federal income tax purposes.

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities

April 30, 2016

	CLS Global	CLS Global	CLS Global	CLS Growth
	Aggressive	Diversified	Growth	and Income
Assets:	Equity Fund	Equity Fund	Fund	Fund
Unaffiliated investments, at cost	$91,118,577	$340,606,227	$226,187,796	$326,116,743
Affiliated Investments, at cost	12,027,431	64,156,875	34,400,000	49,439,187
Unaffiliated investments in securities, at value *	$100,033,086	$391,497,057	$242,336,487	$344,707,602
Affiliated Investments in securities, at value	12,910,100	66,180,000	34,400,000	49,839,380
Repurchase agreements, at value and cost	—	—	—	—
Cash	—	—	—	—
Receivable for securities sold	286,993	—	987,411	—
Receivable for fund shares sold	33,791	166,878	90,354	110,312
Receivable for security lending	41,552	50,148	30,850	71,932
Interest and dividends receivable	104	1,956	68	40,321
Receivable due from advisor	—	—	—	—
Prepaid expenses and other assets	8,593	—	12,807	8,406
Total Assets	113,314,219	457,896,039	277,857,977	394,777,953
Liabilities:
Securities lending collateral (Note 8)	12,502,260	29,781,251	36,579,686	27,949,013
Accrued advisory fees	26,127	227,759	126,999	183,788
Accrued distribution (12b-1) fees	—	1,828	—	—
Payable for securities purchased	157,792	—	—	—
Payable for fund shares redeemed	115,204	822,389	486,045	938,780
Due to custodian	26,370	—	186,929	—
Accured shareholder servicing fees	18,363	87,551	49,713	75,148
Payable to affiliates	15,575	7,535	7,251	11,429
Dividends payable	—	—	—	—
Accrued expenses and other liabilities	8,113	36,692	14,532	10,523
Total Liabilities	12,869,804	30,965,005	37,451,155	29,168,681
Net Assets	$100,444,415	$426,931,034	$240,406,822	$365,609,272
Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$90,618,873	$378,418,015	$222,571,063	$344,084,835
Undistributed net investment income	—	4,125,412	231,026	1,788,753
Accumulated net realized gain (loss) on investments	28,364	(8,526,348)	1,456,042	744,632
Net unrealized appreciation (depreciation) on investments	9,797,178	52,913,955	16,148,691	18,991,052
Net Assets	$100,444,415	$426,931,034	$240,406,822	$365,609,272

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities (Continued)

April 30, 2016

	CLS Global	CLS Global	CLS Global	CLS Growth
	Aggressive	Diversified	Growth	and Income
	Equity Fund	Equity Fund	Fund	Fund
Investor Shares:
Net assets	$—	$—	$—	$—
Net asset value, offering price, and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$—	$—	$—	$—
Total shares outstanding at end of year	—	—	—	—
Institutional Shares:
Net assets	$—	$—	$—	$—
Net asset value, offering price, and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$—	$—	$—	$—
Total shares outstanding at end of year	—	—	—	—
Class C Shares:
Net assets	$—	$2,229,611	$—	$—
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial interest outstanding)**	$—	$15.14	$—	$—
Total shares outstanding at end of year	—	147,237	—	—
Class N Shares:
Net assets	$100,444,415	$424,701,423	$240,406,822	$365,609,272
Net asset value, offering price, and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.26	$16.15	$10.48	$10.55
Total shares outstanding at end of year	8,191,549	26,291,359	22,935,700	34,670,229

*	Includes Securities Loaned $12,170,278; $29,092,910; $35,832,122; $27,241,112.

**	Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities (Continued)

April 30, 2016

	CLS Flexible	CLS International	CLS	Milestone
	Income	Equity	Shelter	Treasury
Assets:	Fund	Fund	Fund	Obligations Fund
Unaffiliated investments, at cost	$198,523,575	$20,292,829	$92,837,647	$172,346,072
Affiliated Investments, at cost	20,500,000	4,000,000	2,000,000	—
Unaffiliated investments in securities, at value *	$197,819,554	$21,302,526	$97,159,798	$172,346,072
Affiliated Investments in securities, at value	20,500,000	4,000,000	2,000,000	—
Repurchase agreements, at value and cost	—	—	—	170,382,000
Cash	—	—		207,723
Receivable for securities sold	—	119,931	—	—
Receivable for fund shares sold	55,777	9,692	52,563	—
Receivable for security lending	46,657	10,240	17,389	—
Interest and dividends receivable	99,007	21	355	2,701
Receivable due from advisor	—	15	—	—
Prepaid expenses and other assets	8,394	13,182	13,155	3,287
Total Assets	218,529,389	25,455,607	99,243,260	342,941,783
Liabilities:
Securities lending collateral (Note 8)	23,638,491	5,676,489	4,766,673	—
Accrued advisory fees	69	—	48,969	34,927
Accrued distribution (12b-1) fees	—	—	—	—
Payable for securities purchased	—	—	—	—
Payable for fund shares redeemed	239,086	4,508	41,729	—
Due to custodian	—	—	—	—
Accured shareholder servicing fees	39,942	4,004	19,436	95,822
Payable to affiliates	70	2	29,229	29,526
Dividends payable	—	—	—	28,993
Accrued expenses and other liabilities	8,341	17,160	8,334	91,268
Total Liabilities	23,925,999	5,702,163	4,914,370	280,536
Net Assets	$194,603,390	$19,753,444	$94,328,890	$342,661,247
Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$196,162,135	$19,798,780	$92,974,431	$342,661,013
Undistributed net investment income	662,791	—	—	—
Accumulated net realized gain (loss) on investments	(1,517,515)	(1,055,033)	(2,967,692)	234
Net unrealized appreciation (depreciation) on investments	(704,021)	1,009,697	4,322,151	—
Net Assets	$194,603,390	$19,753,444	$94,328,890	$342,661,247

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Assets and Liabilities (Continued)

April 30, 2016

	CLS Flexible	CLS International	CLS	Milestone
	Income	Equity	Shelter	Treasury
	Fund	Fund	Fund	Obligations Fund
Investor Shares:
Net assets	$—	$—	$—	$19,973,100
Net asset value, offering price, and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$—	$—	$—	$1.00
Total shares outstanding at end of year	—	—	—	19,944,604
Institutional Shares:
Net assets	$—	$—	$—	$322,688,147
Net asset value, offering price, and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$—	$—	$—	$1.00
Total shares outstanding at end of year	—	—	—	322,618,288
Class C Shares:
Net assets	$—	$—	$—	$—
Net asset value and offering price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$—	$—	$—	$—
Total shares outstanding at end of year	—	—	—	—
Class N Shares:
Net assets	$194,603,390	$19,753,444	$94,328,890	$—
Net asset value, offering price, and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$10.18	$4.19	$11.65	$—
Total shares outstanding at end of year	19,107,324	4,716,117	8,099,039	—

*	Includes Securities Loaned $23,096,636; $5,540,672; $4,663,572; $0.

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report

Statements of Operations

For the Year Ended April 30, 2016

	CLS Global	CLS Global	CLS Global	CLS Growth
	Aggressive	Diversified	Growth	and Income
	Equity Fund	Equity Fund	Fund	Fund
Investment Income:
Interest income	$2,073	$12,154	$3,989	$11,747
Dividend income - Unaffiliated	2,304,593	12,002,920	5,648,360	8,523,000
Dividend income - Affiliated	79,362	456,427	—	207,680
Securities lending income-net *	651,388	660,997	602,105	1,049,991
Total investment income	3,037,416	13,132,498	6,254,454	9,792,418
Expenses:
Investment advisory fees	700,184	3,583,668	1,957,751	2,862,505
Shareholder Service Fees:
Class N	233,395	1,188,769	652,584	954,168
Investor Shares	—	—	—	—
Institutional Shares	—	—	—	—
Financial Shares	—	—	—	—
Premium Shares	—	—	—	—
Distribution fees (12b-1) - Class C Shares/Premium Shares	—	23,146	—	—
Transfer agent fees	122,279	215,034	199,547	203,477
Administration fees	97,585	337,086	228,524	291,159
Accounting fees	40,697	85,872	58,176	70,240
Registration & filing fees	24,566	45,124	25,067	27,073
Printing and postage expense	24,456	66,824	54,867	41,998
Professional fees	16,452	40,805	24,936	28,683
Trustees’ fees	11,533	13,538	10,530	13,538
Custodian fees	7,152	36,135	17,802	23,179
Insurance expense	5,212	34,514	15,244	20,262
Chief compliance officer fees	2,727	15,215	6,390	8,477
Miscellaneous fees and expenses	3,659	5,265	4,814	4,213
Total Expenses	1,289,897	5,690,995	3,256,232	4,548,972
Plus: Recapture of fees previously waived by the advisor	—	—	—	—
Less: Fees waived and expenses reimbursed by advisor	(216,606)	(184,484)	(257,009)	(162,615)
Net Expenses	1,073,291	5,506,511	2,999,223	4,386,357
Net Investment Income	1,964,125	7,625,987	3,255,231	5,406,061
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments - Unaffiliated	23,821	(4,949,567)	(192,728)	3,455,868
Investments - Affiliated	—	(3,695,897)	—	—
Distributions of realized gains by underlying investment companies	158,706	1,043,190	391,834	837,911
Total net realized gain (loss)	182,527	(7,602,274)	199,106	4,293,779
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(9,485,824)	(45,690,184)	(20,358,020)	(20,673,298)
Investments - Affiliated	882,669	2,023,125	—	400,193
Total net change in unrealized appreciation (depreciation)	(8,603,155)	(43,667,059)	(20,358,020)	(20,273,105)
Net Realized and Unrealized Gain (Loss) on Investments	(8,420,628)	(51,269,333)	(20,158,914)	(15,979,326)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,456,503)	$(43,643,346)	$(16,903,683)	$(10,573,265)

*	A portion of securities lending income is from affiliated securites.

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Statements of Operations (Continued)
For the Year Ended April 30, 2016

				Milestone Treasury
	CLS Flexible	CLS International	CLS	Obligations Fund
	Income	Equity	Shelter	For the Five Months Ended	For the Year Ended
	Fund	Fund	Fund	April 30, 2016	November 30, 2015
Investment Income:
Interest income	$400,010	$455	$12,346	$532,153	$388,988
Dividend income - Unaffiliated	4,776,216	412,308	2,050,018	—	—
Dividend income - Affiliated	—	—	—	—	—
Securities lending income-net *	797,398	116,924	152,410	—	—
Total investment income	5,973,624	529,687	2,214,774	532,153	388,988
Expenses:
Investment advisory fees	763,807	107,397	711,369	171,437	429,240
Shareholder Service Fees:
Class N	477,380	35,799	237,123	—	—
Investor Shares	—	—	—	31,010	69,841
Institutional Shares	—	—	—	159,033	336,506
Financial Shares	—	—	—	—	15,555
Premium Shares	—	—	—	—	84,216
Distribution fees (12b-1) - Class C Shares/Premium Shares	—	—	—	—	84,216
Transfer agent fees	218,463	38,986	22,062	10,602	11,680
Administration fees	182,900	41,690	88,917	26,009	94,960
Accounting fees	51,168	27,073	44,150	—	—
Registration & filing fees	25,569	25,067	23,062	22,650	58,301
Printing and postage expense	21,045	7,199	7,664	13,550	23,725
Professional fees	20,027	17,595	15,449	3,800	9,060
Trustees’ fees	12,536	13,037	13,037	5,663	14,235
Custodian fees	12,166	—	5,538	23,460	18,250
Insurance expense	10,760	2,295	3,909	7,618	24,999
Chief compliance officer fees	4,425	52	1,117	3,035	5,501
Miscellaneous fees and expenses	11	256	1,002	17,014	13,869
Total Expenses	1,800,257	316,446	1,174,399	494,881	1,294,154
Plus: Recapture of fees previously waived by the advisor	—	—	—	4,400	—
Less: Fees waived and expenses reimbursed by advisor	(272,835)	(151,643)	(84,181)	(169,590)	(926,624)
Net Expenses	1,527,422	164,803	1,090,218	329,691	367,530
Net Investment Income	4,446,202	364,884	1,124,556	202,462	21,458
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments - Unaffiliated	(897,137)	(1,034,745)	3,302,339	273	11,086
Investments - Affiliated	—	—	—	—	—
Distributions of realized gains by underlying investment companies	42,087	10,021	—	—	—
Total net realized gain (loss)	(855,050)	(1,024,724)	3,302,339	273	11,086
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(2,043,633)	112,120	(8,824,233)	—	—
Investments - Affiliated	—	—	—	—	—
Total net change in unrealized appreciation (depreciation)	(2,043,633)	112,120	(8,824,233)	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(2,898,683)	(912,604)	(5,521,894)	273	11,086
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,547,519	$(547,720)	$(4,397,338)	$202,735	$32,544

*	A portion of securities lending income is from affiliated securites.

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Statements of Changes in Net Assets

	CLS Global Aggressive Equity		CLS Global Diversified
	Fund		Equity Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2016	April 30, 2015	April 30, 2016	April 30, 2015
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$1,964,125	$1,754,816	$7,625,987	$6,323,606
Net realized gain (loss) on investments	23,821	4,848,721	(8,645,464)	30,579,215
Net realized loss on securities sold short	—	—	—	—
Distributions of realized gains by underlying investment companies	158,706	41,980	1,043,190	—
Net change in unrealized appreciation (depreciation) on investments	(8,603,155)	862,012	(43,667,059)	(1,212,660)
Net change in unrealized appreciation on securities sold short	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(6,456,503)	7,507,529	(43,643,346)	35,690,161
From Distributions to Shareholders:
From Net Investment Income:
Class C	—	—	(1,215)	—
Class N	(2,113,494)	(1,630,879)	(3,469,765)	(10,722,764)
Investor Shares	—	—	—	—
Institutional Shares	—	—	—	—
Financial Shares	—	—	—	—
Premium Shares	—	—	—	—
From Net Realized Gains:
Class C	—	—	(84,872)	—
Class N	(2,834,458)	(3,748,331)	(15,849,061)	(5,383,486)
Investor Shares	—	—	—	—
Institutional Shares	—	—	—	—
Financial Shares	—	—	—	—
Premium Shares	—	—	—	—
Total Dividends and Distributions to Shareholders	(4,947,952)	(5,379,210)	(19,404,913)	(16,106,250)
From Fund Share Transactions (Note 7)	10,648,270	6,896,185	(80,102,664)	63,793,985
Total Increase (Decrease) in Net Assets	(756,185)	9,024,504	(143,150,923)	83,377,896

Net Assets:
Beginning of year/five months ended	101,200,600	92,176,096	570,081,957	486,704,061
End of year/five months ended	$100,444,415	$101,200,600	$426,931,034	$570,081,957
Undistributed net investment income at end of year/five months ended	$—	$122,898	$4,125,412	$—

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Statements of Changes in Net Assets (Continued)

			CLS Growth and Income
	CLS Global Growth Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2016	April 30, 2015	April 30, 2016	April 30, 2015
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$3,255,231	$3,180,710	$5,406,061	$4,958,057
Net realized gain (loss) on investments	(192,728)	9,590,633	3,455,868	(52,550)
Net realized loss on securities sold short	—	—	—	—
Distributions of realized gains by underlying investment companies	391,834	598,146	837,911	11,140
Net change in unrealized appreciation (depreciation) on investments	(20,358,020)	1,993,131	(20,273,105)	7,968,705
Net change in unrealized appreciation on securities sold short	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(16,903,683)	15,362,620	(10,573,265)	12,885,352
From Distributions to Shareholders:
From Net Investment Income:
Class C	—	—	—	—
Class N	(2,962,069)	(3,380,594)	(4,928,971)	(4,114,557)
Investor Shares	—	—	—	—
Institutional Shares	—	—	—	—
Financial Shares	—	—	—	—
Premium Shares	—	—	—	—
From Net Realized Gains:
Class C	—	—	—	—
Class N	(7,987,904)	(2,078,342)	(2,385,105)	(3,030,552)
Investor Shares	—	—	—	—
Institutional Shares	—	—	—	—
Financial Shares	—	—	—	—
Premium Shares	—	—	—	—
Total Dividends and Distributions to Shareholders	(10,949,973)	(5,458,936)	(7,314,076)	(7,145,109)
From Fund Share Transactions (Note 7)	(31,423,526)	55,353,431	(39,989,032)	112,160,361
Total Increase (Decrease) in Net Assets	(59,277,182)	65,257,115	(57,876,373)	117,900,604

Net Assets:
Beginning of year/five months ended	299,684,004	234,426,889	423,485,645	305,585,041
End of year/five months ended	$240,406,822	$299,684,004	$365,609,272	$423,485,645
Undistributed net investment income at end of year/five months ended	$231,026	$1,204,158	$1,788,753	$794,435

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Statements of Changes in Net Assets (Continued)

			CLS International Equity
	CLS Flexible Income Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2016	April 30, 2015	April 30, 2016	April 30, 2015
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$4,446,202	$4,132,703	$364,884	$1,276,904
Net realized gain (loss) on investments	(897,137)	(314,072)	(1,034,745)	30,771,892
Net realized loss on securities sold short	—	—	—	(590,969)
Distributions of realized gains by underlying investment companies	42,087	71,613	10,021	5,873
Net change in unrealized appreciation (depreciation) on investments	(2,043,633)	(579,000)	112,120	(27,466,751)
Net change in unrealized appreciation on securities sold short	—	—	—	297,122
Net increase (decrease) in net assets resulting from operations	1,547,519	3,311,244	(547,720)	4,294,071
From Distributions to Shareholders:
From Net Investment Income:
Class C	—	—	—	—
Class N	(4,518,964)	(4,115,620)	(525,700)	(353,823)
Investor Shares	—	—	—	—
Institutional Shares	—	—	—	—
Financial Shares	—	—	—	—
Premium Shares	—	—	—	—
From Net Realized Gains:
Class C	—	—	—	—
Class N	—	—	—	(9,373,941)
Investor Shares	—	—	—	—
Institutional Shares	—	—	—	—
Financial Shares	—	—	—	—
Premium Shares	—	—	—	—
Total Dividends and Distributions to Shareholders	(4,518,964)	(4,115,620)	(525,700)	(9,727,764)
From Fund Share Transactions (Note 7)	(125,333)	34,504,051	6,943,222	(235,913,843)
Total Increase (Decrease) in Net Assets	(3,096,778)	33,699,675	5,869,802	(241,347,536)

Net Assets:
Beginning of year/five months ended	197,700,168	164,000,493	13,883,642	255,231,179
End of year/five months ended	$194,603,390	$197,700,168	$19,753,444	$13,883,642
Undistributed net investment income (loss) at end of year/five months ended	$662,791	$546,200	$—	$—

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Statements of Changes in Net Assets (Continued)

	CLS Shelter Fund		Milestone Treasury Obligations Fund

	Year Ended	Year Ended	Five Months Ended	Year Ended	Year Ended
	April 30, 2016	April 30, 2015	April 30, 2016	November 30, 2015	November 30, 2014
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$1,124,556	$842,672	$202,462	$21,458	$18,032
Net realized gain (loss) on investments	3,302,339	312,679	273	11,086	(182)
Net realized loss on securities sold short	—	—	—	—	—
Distributions of realized gains by underlying investment companies	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(8,824,233)	6,979,296	—	—	—
Net change in unrealized appreciation on securities sold short	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(4,397,338)	8,134,647	202,735	32,544	17,850
From Distributions to Shareholders:
From Net Investment Income:
Class C	—	—	—	—	—
Class N	(1,660,095)	(630,936)	—	—	—
Investor Shares	—	—	(15,225)	(1,395)	(1,688)
Institutional Shares	—	—	(187,237)	(16,819)	(9,737)
Financial Shares	—	—	—	(1,557)	(4,445)
Premium Shares	—	—	—	(1,687)	(2,162)
From Net Realized Gains:
Class C	—	—	—	—	—
Class N	(6,625,288)	—	—	—	—
Investor Shares	—	—	(737)	—	—
Institutional Shares	—	—	(10,206)	—	—
Financial Shares	—	—	—	—	—
Premium Shares	—	—	—	—	—
Total Dividends and Distributions to Shareholders	(8,285,383)	(630,936)	(213,405)	(21,458)	(18,032)
From Fund Share Transactions (Note 7)	8,770,859	21,423,379	(10,351,223)	(178,437,737)	304,119,420
Total Increase (Decrease) in Net Assets	(3,911,862)	28,927,090	(10,361,893)	(178,426,651)	304,119,238

Net Assets:
Beginning of year/five months ended	98,240,752	69,313,662	353,023,140	531,449,791	227,330,553
End of year/five months ended	$94,328,890	$98,240,752	$342,661,247	$353,023,140	$531,449,791
Undistributed net investment income at end of year/five months ended	$—	$600,591	$—	$—	$—

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Financial Highlights
CLS Global Aggressive Equity Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

		Fiscal Years Ending April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of year	$13.73	$13.47	$13.37	$12.52	$13.37
Income (loss) from investment operations:
Net investment income (a) (b)	0.26	0.24	0.08	0.05	0.05
Net realized and unrealized gain (loss) on investments	(1.14)	0.74	2.26	1.35	(0.57)
Total income (loss) from investment operations	(0.88)	0.98	2.34	1.40	(0.52)
Less distributions from:
Net investment income	(0.25)	(0.22)	(0.23)	(0.05)	—
Net realized gains	(0.34)	(0.50)	(2.01)	(0.50)	(0.33)
Total distributions from net investment income and net realized gains	(0.59)	(0.72)	(2.24)	(0.55)	(0.33)
Net asset value, end of year	$12.26	$13.73	$13.47	$13.37	$12.52
Total return (c)	(6.39)%	7.50%	17.87%	11.55%	(3.54)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$100,444	$101,201	$92,176	$90,657	$83,544
Ratio of expenses to average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.38%	1.36%	1.37%	1.38%	1.37%
Ratio of net investment income to average net assets (b)	2.10%	1.81%	0.61%	0.42%	0.40%
Portfolio turnover rate	35%	50%	24%	162%	49%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor and Gemini Fund Services, LLC (“GFS”) a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Financial Highlights
CLS Global Diversified Equity Fund

Selected data based on a share outstanding throughout each year indicated.

	Class C Shares

		Fiscal Years Ending April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of year	$17.17	$16.56	$14.53	$13.00	$13.73
Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.16	0.03	(0.04)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.59)	0.92	2.07	1.57	(0.68)
Total income (loss) from investment operations	(1.43)	0.95	2.03	1.53	(0.73)
Less distributions from:
Net investment income	(0.01)	(0.17)	—	—	—
Net realized gain	(0.59)	(0.17)	—	—	—
Total distributions from net investment income and net realized gains	(0.60)	(0.34)	—	—	—
Net asset value, end of year	$15.14	$17.17	$16.56	$14.53	$13.00
Total return (c)	(8.32)%	5.79%	13.97%	11.77%	(5.32)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$2,230	$2,572	$2,689	$2,971	$3,146
Ratio of expenses to average net assets (d)	1.94%	2.15%	2.15%	2.15%	2.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.94%	2.17%	2.18%	2.18%	2.17%
Ratio of net investment income (loss) to average net assets (b)	1.03%	0.21%	(0.23)%	(0.28)%	(0.41)%
Portfolio turnover rate	58%	33%	27%	69%	19%

(a)	Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor and GFS not absorbed not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Financial Highlights
CLS Global Diversified Equity Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

		Fiscal Years Ending April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of year	$18.26	$17.61	$15.43	$13.72	$14.44
Income (loss) from investment operations:
Net investment income (a) (b)	0.27	0.21	0.13	0.10	0.08
Net realized and unrealized gain (loss) on investments	(1.66)	0.95	2.17	1.67	(0.71)
Total income (loss) from investment operations	(1.39)	1.16	2.30	1.77	(0.63)
Less distributions from:
Net investment income	(0.13)	(0.34)	(0.12)	(0.06)	(0.09)
Net realized gains	(0.59)	(0.17)	—	—	—
Total distributions from net investment income and net realized gains	(0.72)	(0.51)	(0.12)	(0.06)	(0.09)
Net asset value, end of year	$16.15	$18.26	$17.61	$15.43	$13.72
Total return (c)	(7.59)%	6.68%	14.93%	12.91%	(4.31)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$424,701	$567,510	$484,015	$483,612	$500,675
Ratio of expenses to average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.19%	1.17%	1.18%	1.18%	1.17%
Ratio of net investment income to average net assets (b)	1.59%	1.19%	0.78%	0.72%	0.59%
Portfolio turnover rate	58%	33%	27%	69%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Financial Highlights
CLS Global Growth Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

		Fiscal Years Ending April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of year	$11.59	$11.17	$10.91	$9.81	$10.22
Income (loss) from investment operations:
Net investment income (a) (b)	0.13	0.13	0.09	0.15	0.16
Net realized and unrealized gain (loss) on investments	(0.77)	0.50	1.10	1.06	(0.41)
Total income (loss) from investment operations	(0.64)	0.63	1.19	1.21	(0.25)
Less distributions from:
Net investment income	(0.13)	(0.13)	(0.38)	(0.11)	(0.16)
Net realized gains	(0.34)	(0.08)	(0.55)	—	—
Total distributions from net investment income and net realized gains	(0.47)	(0.21)	(0.93)	(0.11)	(0.16)
Net asset value, end of year	$10.48	$11.59	$11.17	$10.91	$9.81
Total return (c)	(5.55)%	5.64%	11.04%	12.43%	(2.31)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$240,407	$299,684	$234,427	$225,393	$230,562
Ratio of expenses to average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.25%	1.24%	1.28%	1.27%	1.27%
Ratio of net investment income to average net assets (b)	1.25%	1.16%	0.81%	1.45%	1.68%
Portfolio turnover rate	88%	29%	46%	69%	33%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Financial Highlights
CLS Growth and Income Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

		Fiscal Years Ending April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of year	$10.99	$10.82	$10.94	$10.10	$10.21
Income (loss) from investment operations:
Net investment income (a) (b)	0.15	0.14	0.09	0.19	0.20
Net realized and unrealized gain (loss) on investments	(0.40)	0.22	0.56	0.83	(0.10)
Total income (loss) from investment operations	(0.25)	0.36	0.65	1.02	0.10
Less distributions from:
Net investment income	(0.13)	(0.11)	(0.31)	(0.18)	(0.21)
Net realized gains	(0.06)	(0.08)	(0.46)	—	—
Total distributions from net investment income and net realized gains	(0.19)	(0.19)	(0.77)	(0.18)	(0.21)
Net asset value, end of year	$10.55	$10.99	$10.82	$10.94	$10.10
Total return (c)	(2.14)%	3.31%	6.08%	10.20%	1.12%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$365,609	$423,486	$305,585	$300,478	$278,309
Ratio of expenses to average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.19%	1.19%	1.23%	1.22%	1.22%
Ratio of net investment income to average net assets (b)	1.42%	1.33%	0.82%	1.83%	2.09%
Portfolio turnover rate	56%	31%	39%	89%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Financial Highlights
CLS Flexible Income Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

		Fiscal Years Ending April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of year	$10.35	$10.40	$10.76	$10.58	$10.37
Income (loss) from investment operations:
Net investment income (a) (b)	0.24	0.23	0.22	0.26	0.28
Net realized and unrealized gain (loss) on investments	(0.17)	(0.05)	(0.23)	0.23	0.22
Total income (loss) from investment operations	0.07	0.18	(0.01)	0.49	0.50
Less distributions from:
Net investment income	(0.24)	(0.23)	(0.22)	(0.26)	(0.29)
Net realized gains	—	—	(0.13)	(0.05)	—
Total distributions from net investment income and net realized gains	(0.24)	(0.23)	(0.35)	(0.31)	(0.29)
Net asset value, end of year	$10.18	$10.35	$10.40	$10.76	$10.58
Total return (c)	0.71%	1.75%	(0.01)%	4.76%	4.94%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$194,603	$197,700	$164,000	$166,348	$143,125
Ratio of expenses to average net assets (d)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before waivers and reimbursements (d)	0.94%	0.93%	0.97%	0.98%	0.98%
Ratio of net investment income to average net assets (b)	2.33%	2.24%	2.08%	2.40%	2.71%
Portfolio turnover rate	19%	5%	24%	51%	8%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser and GFS not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Financial Highlights
CLS International Equity Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

		Fiscal Years Ending April 30,
	2016	2015		2014		2013	2012

Net asset value, beginning of year	$4.68	$10.61		$10.75		$10.16	$10.48
Income (loss) from investment operations:
Net investment income (a) (b)	0.10	0.11		0.08		0.10	0.09
Net realized and unrealized gain (loss) on investments	(0.48)	0.33		0.73		0.77	(0.12)
Total income (loss) from investment operations	(0.38)	0.44		0.81		0.87	(0.03)
Less distributions from:
Net investment income	(0.11)	(0.23)		(0.08)		(0.09)	(0.10)
Net realized gains	—	(6.14)		(0.87)		(0.19)	(0.19)
Total distributions from net investment income and net realized gains	(0.11)	(6.37)		(0.95)		(0.28)	(0.29)
Net asset value, end of year	$4.19	$4.68		$10.61		$10.75	$10.16
Total return (c)	(8.11)%	9.82%		7.75%		8.66%	(0.09)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$19,753	$13,884		$255,231		$248,326	$233,472
Ratio of expenses to average net assets, excluding dividends from securities sold short and interest expense (d)	1.15%	1.15	% (e)	1.15	% (e)	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements, excluding dividends from securities sold short and interest expense (d)	2.21%	1.37	% (f)	1.25	% (f)	1.24%	1.24%
Ratio of net investment income to average net assets (b)	2.55%	1.06%		0.72%		0.93%	0.91%
Portfolio turnover rate	230%	45%		44%		84%	46%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Including dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.19% for the year ended April 30, 2015 and 1.23% for the year ended April 30, 2014.

(f)	Including dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.41% for the year ended April 30, 2015 and 1.33% for the year ended April 30, 2014. Had the advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Financial Highlights
CLS Shelter Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares

		Fiscal Years Ending April 30,
	2016	2015	2014	2013	2012

Net asset value, beginning of year	$13.35	$12.21	$10.59	$9.93	$11.74
Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.15	0.13	0.09	0.04	(0.02)
Net realized and unrealized gain (loss) on investments	(0.75)	1.10	1.57	0.62	(1.70)
Total income (loss) from investment operations	(0.60)	1.23	1.66	0.66	(1.72)
Less distributions from:
Net investment income	(0.22)	(0.09)	(0.04)	—	—
Net realized gains	(0.88)	—	—	—	(0.09)
Total distributions from net investment income and net realized gains	(1.10)	(0.09)	(0.04)	—	(0.09)
Net asset value, end of year	$11.65	$13.35	$12.21	$10.59	$9.93
Total return (c)	(4.43)%	10.11%	15.66%	6.65%	(14.60)%
Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$94,329	$98,241	$69,314	$42,828	$63,207
Ratio of expenses to average net assets (d)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.24%	1.27%	1.37%	1.37%	1.29%
Ratio of net investment income (loss) to average net assets (b)	1.19%	0.99%	0.75%	0.39%	(0.15)%
Portfolio turnover rate	346%	106%	158%	291%	311%

(a)	Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Financial Highlights
Milestone Treasury Obligations Fund

Selected data based on a share outstanding throughout each year/period indicated.

	Investor Shares

	Five Months Ended		Years Ended November 30,
	April 30, 2016		2015		2014		2013		2012		2011

Net asset value, beginning of year/period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Activity from investment operations:
Net investment income	0.001	(a)	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)
Less distributions from:
Net investment income	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)
Net realized gains	(0.000	) (b)	—		—		(0.000	) (b)	—		—
Total distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)
Net asset value, end of year/period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.04	% (g)	0.00%		0.00%		0.00%		0.01%		0.01%
Net assets, at end of year/period (000s)	$19,973		$23,537		$43,239		$50,829		$54,039		$53,492
Ratio of gross expenses to average net assets (c)	0.43	% (h)	0.41%		0.45%		0.41%		0.46%		0.55%
Ratio of net expenses to average net assets	0.19	% (h)	0.09	% (d)	0.06	% (d)	0.10	% (d)	0.18	% (d)	0.13	% (e)
Ratio of net investment income to average net assets	0.12	% (h)	0.00	% (f)	0.00	% (f)	0.00	% (f)	0.01%		0.00	% (f)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.001 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(d)	The advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.27%, 0.16% and 0.16% for the years ended November 30, 2012, November 30, 2013, November 30, 2014 respectively, and 0.09% for the year ended November 30, 2015, decreased the net expense ratio.

(e)	The previous advisor, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return. The additional waiver 0.32% for the year ended November 30, 2011, respectively, decreased the net expense ratio. A portion of the fees for the year ended November 30, 2011 were waived by CLS Investments, LLC.

(f)	Less than 0.005%.

(g)	Not annualized.

(h)	Annualized.

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Financial Highlights
Milestone Treasury Obligations Fund

Selected data based on a share outstanding throughout each year indicated.

	Institutional Shares

	Five Months Ended		Years Ended November 30,
	April 30, 2016		2015		2014		2013		2012		2011

Net asset value, beginning of year/period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Activity from investment operations:
Net investment income	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)	0.000	(a,b)
Less distributions from:
Net investment income	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)
Net realized gains	(0.000	) (b)	—		—		(0.000	) (b)	—		—
Total distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)
Net asset value, end of year/period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.04	% (g)	0.00%		0.00%		0.01%		0.01%		0.01%
Net assets, at end of year/period (000s)	$322,688		$302,841		$381,208		$79,964		$75,810		$240,723
Ratio of gross expenses to average net assets (c)	0.28	% (h)	0.26%		0.30%		0.27%		0.30%		0.34%
Ratio of net expenses to average net assets	0.19	% (h)	0.09	% (d)	0.06	% (d)	0.09	% (d)	0.14	% (d)	0.13	% (e)
Ratio of net investment income to average net assets	0.12	% (h)	0.00	% (f)	0.00	% (f)	0.01%		0.01%		0.00	% (f)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.001 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(d)	The advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.06%, 0.08% and 0.14% for the years ended November 30, 2012, November 30, 2013 and November 30, 2014 , respectively, and 0.09% for the year ended November 30, 2015, decreased the net expense ratio.

(e)	The previous advisor, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return. The additional waiver of 0.07% for the year ended November 30, 2011, respectively, decreased the net expense ratio. A portion of the fees for the year ended November 30, 2011 were waived by CLS Investments, LLC.

(f)	Less than 0.005%.

(g)	Not annualized.

(h)	Annualized.

Refer to the Notes to Financial Statements at the back of this report for further information regarding the values set forth above.

AdvisorOne Funds Annual Report
Notes to Financial Statements
April 30, 2016

1.	Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Global Growth Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund and CLS Shelter Fund and Milestone Treasury Obligations Fund, collectively the “Funds” and each individually a “Fund” are each a diversified series of the Trust. The Milestone Treasury Obligations Fund, formerly known as the Treasury Obligations Portfolio (“Predecessor Fund”), was reorganized into the AdvisorOne Funds (the “Trust”) on January 23, 2012. The Predecessor Fund was a series of the Milestone Funds, a Delaware business trust formed on July 14, 1994. The Funds each offer an unlimited number of shares of beneficial interest without par value. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Fund	The primary investment objective of each Fund is as follows:
CLS Global Aggressive Equity Fund	Long-term growth

CLS Global Diversified Equity Fund	Long-term growth of capital without regard to current income

CLS Global Growth Fund	Total return, consisting of capital growth and income

CLS Growth and Income Fund	Combination of current income and growth of capital

CLS Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital

CLS International Equity Fund	Growth of capital and current income

CLS Shelter Fund	Limiting the impact of large equity market declines. The Fund’s secondary investment objective is growth of capital.

Milestone Treasury Obligations Fund	Provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

The Funds offer the following classes of shares:

Class	Funds Offering Class
Class C	CLS Global Diversified Equity Fund
Class N	CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Global Growth Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund and CLS Shelter Fund
Investor Shares	Milestone Treasury Obligations Fund
Institutional Shares	Milestone Treasury Obligations Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N shares are offered at net asset value.

AdvisorOne Funds Annual Report
Notes to Financial Statements (Continued)
April 30, 2016

The CLS Domestic Equity Fund and the CLS Enhanced Long/Short Fund were closed and all shares redeemed on January 18, 2016. The Financial Class and the Premium Class in the Milestone Treasury Obligations Fund closed on December 1, 2015.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain

AdvisorOne Funds Annual Report
Notes to Financial Statements (Continued)
April 30, 2016

a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by their Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2016 for the Funds’ investments measured at fair value:

AdvisorOne Funds Annual Report
Notes to Financial Statements (Continued)
April 30, 2016

CLS Global Aggressive Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$100,440,926	$—	$—	$100,440,926
Collateral for Securities Loaned	12,502,260	—	—	12,502,260
Total	$112,943,186	$—	$—	$112,943,186

CLS Global Diversified Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$420,525,766	$—	$—	$420,525,766
Money Market Funds	7,370,040	—	—	7,370,040
Collateral for Securities Loaned	29,781,251	—	—	29,781,251
Total	$457,677,057	$—	$—	$457,677,057

CLS Global Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$35,685,035	$—	$—	$35,685,035
Equity Funds	204,471,766	—	—	204,471,766
Collateral for Securities Loaned	36,579,686		—	36,579,686
Total	$276,736,487	$—	$—	$276,736,487

CLS Growth and Income Fund

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$172,488,465	$—	$—	$172,488,465
Equity Funds	185,071,769	—	—	185,071,769
Money Market Funds	9,037,735	—	—	9,037,735
Collateral for Securities Loaned	27,949,013		—	27,949,013
Total	$394,546,982	$—	$—	$394,546,982

CLS Flexible Income Fund

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$165,200,252	$—	$—	$165,200,252
Equity Funds	15,815,187	—	—	15,815,187
U.S. Government & Agency Obligations	—	12,399,980	—	12,399,980
Money Market Funds	1,265,644	—	—	1,265,644
Collateral for Securities Loaned	23,638,491	—	—	23,638,491
Total	$205,919,574	$12,399,980	$—	$218,319,554

CLS International Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$19,607,463	$—	$—	$19,607,463
Money Market Funds	18,574	—	—	18,574
Collateral for Securities Loaned	5,676,489	—	—	5,676,489
Total	$25,302,526	$—	$—	$25,302,526

AdvisorOne Funds Annual Report
Notes to Financial Statements (Continued)
April 30, 2016

CLS Shelter Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$93,319,400	$—	$—	$93,319,400
Money Market Funds	1,073,725	—	—	1,073,725
Collateral for Securities Loaned	4,766,673	—	—	4,766,673
Total	$99,159,798	$—	$—	$99,159,798

Milestone Treasury Obligations Fund

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$172,346,072	$—	$172,346,072
Repurchase Agreements	—	170,382,000	—	170,382,000
Total	$—	$342,728,072	$—	$342,728,072

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of any level during the period. It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Refer to the Schedules of Investments for security classifications.

Repurchase Agreements

The Milestone Treasury Obligations Fund may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Fund’s agreement to resell the securities at par. The advisor only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Offsetting of Financial Assets and Derivative Liabilities – The following table presents the Fund’s liability derivatives available for offset, net of collateral pledged as of April 30, 2016:

Assets:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Received		Net Amount
BNP Paribas Securities Corp.	$50,000,000	(1)	$—	$50,000,000	$(50,000,000)	$—	(2)	$—
Credit Agricole	40,582,000	(1)	—	40,582,000	(40,582,000)	—	(2)	—
Credit Suisse Securities (USA) LLC	30,000,000	(1)	—	30,000,000	(30,000,000)		(2)	—
Societe Generale	49,800,000	(1)	—	49,800,000	(49,800,000)	—	(2)	—
Total	$170,382,000		$—	$170,382,000	$(170,382,000)	$—		$—

(1)	Repurchase Agreements at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income

AdvisorOne Funds Annual Report
Notes to Financial Statements (Continued)
April 30, 2016

accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes

The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if they (i) own an offsetting position in the underlying security or (ii) have an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Income Taxes

It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Funds’ 2016 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds

AdvisorOne Funds Annual Report
Notes to Financial Statements (Continued)
April 30, 2016

make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Related Income

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund’s income, expenses (other than the class specific distribution and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed at least annually for all Funds with exception of Milestone Treasury Obligations Fund. Income will normally be declared daily and distributed monthly for the Milestone Treasury Obligations Fund. The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Advisor”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.75% of net assets for CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Global Growth Fund, CLS Growth and Income Fund, CLS International Equity Fund, and CLS Shelter Fund; CLS Flexible Income at the annualized rate of 0.40%; and Milestone Treasury Obligations Fund at the annualized rate of 0.10%.

The Trustees have adopted a Shareholder Servicing Plan with respect to the Class N Shares of the Funds (“Class N Plan”). The Class N Plan allows each of the Funds to use part of its assets for the payment of certain shareholder servicing expenses, including administrative or other shareholder support services. For these services under the Class N Plan, the Funds pay CLS an amount equal to 0.25% of average net assets attributable to Class N Shares, as applicable, of the respective Funds on an annualized basis. CLS shall use monies to compensate other parties that have entered into shareholder servicing agreements with CLS with respect to the servicing of Fund shares. In addition, the Milestone Treasury Obligations Fund accrues Shareholder Servicing Fees at an amount equal to 0.25% for Investor Shares, and 0.10% for Institutional Shares.

The Advisor has contractually agreed to waive or limit its management fees and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, indirect fees and expenses of underlying funds,

AdvisorOne Funds Annual Report
Notes to Financial Statements (Continued)
April 30, 2016

and extraordinary or non-recurring expenses, through December 31, 2016, so that the annual operating expenses of the Funds do not exceed the percentage of the average daily net assets as indicated below:

Expense Limitation
Class C (CLS Global Diversified Equity Only)	2.15%
Class N (CLS Global Aggressive Equity, CLS Global Diversified Equity, CLS Global Growth, CLS Growth and Income, CLS International Equity, and CLS Shelter)	1.15%
Class N (CLS Flexible Income)	0.80%
Investor Shares (Milestone Treasury Obligations Fund)	0.45%
Institutional Shares (Milestone Treasury Obligations Fund)	0.20%

The waivers and reimbursements, if any, of the Advisor’s fees for the year ended April 30, 2016, were as follows:

Fund	Waiver/Reimbursement
CLS Global Aggressive Equity Fund	$216,606
CLS Global Diversified Equity Fund	184,484
CLS Global Growth Fund	257,009
CLS Growth and Income Fund	162,615
CLS Flexible Income Fund	272,835
CLS International Equity Fund	151,643
CLS Shelter Fund	84,181

Fees waived or expenses reimbursed may be recouped by the Advisor from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above. Except as noted below, during the year ended April 30, 2016, the Advisor recaptured no fees for prior period expense waivers/reimbursements from the Funds. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through April 30 of the years indicated:

Fund	2017	2018	2019	Total
CLS Global Aggressive Equity Fund	$205,128	$204,172	$216,606	$625,906
CLS Global Diversified Equity Fund	152,064	100,527	184,484	437,075
CLS Global Growth Fund	310,466	255,228	257,009	822,703
CLS Growth and Income Fund	236,881	146,025	162,615	545,521
CLS Flexible Income Fund	279,009	235,410	272,835	787,254
CLS International Equity Fund	247,165	262,496	151,643	661,304
CLS Shelter Fund	114,933	102,029	84,181	301,143

The Milestone Treasury Obligations Fund changed its fiscal year end to April 30 effective April 30, 2016. During the year ended April 30, 2016, the Advisor recaptured $4,400 of fees for prior period expense waivers/reimbursements from the Funds. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through:

AdvisorOne Funds Annual Report
Notes to Financial Statements (Continued)
April 30, 2016

November 30, 2016	November 30, 2017	November 30, 2018	Total
$66,791	$66,261	$12,352	$145,404

The Advisor has voluntarily agreed to waive additional fees for Milestone Treasury Obligations Fund in order to maintain a positive yield. This agreement may be terminated at any time.

For the year ended April 30, 2016, the Milestone Treasury Obligations Fund incurred shareholder service fees in the amount of $190,043. The Fund waived shareholder service fees as follows:

Shares Class	Expense Waiver
Investor Shares	$29,525
Institutional Shares	140,065
Total	$169,590

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Gemini Fund Services, LLC (“GFS”), an affiliate of the distributor and advisor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of the distributor provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, the distributor and the advisor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, the distributor and the advisor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of the advisor. The Trust, with respect to the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides for the payment of a distribution fee to the Distributor at an annualized rate of 1.00% of the average daily net assets attributable to Class C shares. During the year ended April 30, 2016, the Global Diversified Equity Fund Class C shares incurred $23,146 pursuant to the Plan. Class N shares do not pay any 12b-1 distribution fees, but pay the Advisor 0.25% for payments to third parties for shareholder services.

Trustees Fees

The Trust pays each Trustee of the Trust who was not an interested person a flat fee of $24,000 per year plus $6,000 for an in-person quarterly meeting or $1,000 per quarter if participating in the meeting by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Certain officers of the Trust are officers of GFS, NLCS, the advisor and/or the distributor.

AdvisorOne Funds Annual Report
Notes to Financial Statements (Continued)
April 30, 2016

4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at April 30, 2016, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
CLS Global Aggressive Equity Fund	$103,146,008	$11,898,206	$(2,101,028)	$9,797,178
CLS Global Diversified Equity Fund	405,170,342	56,878,314	(4,371,599)	52,506,715
CLS Global Growth Fund	260,587,796	17,848,018	(1,699,327)	16,148,691
CLS Growth and Income Fund	374,972,043	22,085,916	(2,510,977)	19,574,939
CLS Flexible Income Fund	218,777,454	4,135,518	(4,593,418)	(457,900)
CLS International Equity Fund	24,357,099	1,200,923	(255,496)	945,427
CLS Shelter Fund	95,003,601	4,192,101	(35,905)	4,156,196
Milestone Treasury Obligations Fund	342,728,072	—	—	—

5.	Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended April 30, 2016, were as follows:

	Purchases	Sales
CLS Global Aggressive Equity Fund	$40,270,332	$32,369,221
CLS Global Diversified Equity Fund	273,154,781	369,936,810
CLS Global Growth Fund	229,036,242	267,074,476
CLS Growth and Income Fund	209,080,212	253,890,568
CLS Flexible Income Fund	40,907,807	36,300,195
CLS International Equity Fund	39,789,306	33,126,345
CLS Shelter Fund	314,643,118	312,039,214

6.	Investments in Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at April 30, 2016 are noted in the Funds’ Portfolio of Investments. Transactions during the period with companies that are affiliates or were affiliates at the beginning of the period are as follows:

CLS Global Aggressive Equity

							Change in
					Dividends		Unrealized
		Value- Beginning of			Credited to	Realized Gain	Appreciation/		Shares held at End
CUSIP	Description	Year	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Value-End of Year	of Year
00764F383	Milestone Treasury Obligations Fund	$15,000,000	$—	$7,000,000	$—	$—	$—	$8,000,000	8,000,000
464288786	iShares U.S. Insurance ETF	3,672,750	1,157,428	—	79,362	—	79,922	4,910,100	97,500
Total		$18,672,750	$1,157,428	$7,000,000	$79,362	$—	$79,922	$12,910,100	8,097,500

CLS Global Diversified Equity

							Change in
					Dividends		Unrealized
		Value- Beginning of			Credited to	Realized Gain	Appreciation/		Shares held at End
CUSIP	Description	Year	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Value-End of Year	of Year
00764F383	Milestone Treasury Obligations Fund	$35,000,000	$—	$6,000,000	$—	$—	$—	$29,000,000	29,000,000
78463X533	SPDR S&P Emerging Markets Dividend ETF	19,440,720	36,236,419	16,025,995	456,427	(3,695,897)	1,224,753	37,180,000	1,375,000
Total		$54,440,720	$36,236,419	$22,025,995	$456,427	$(3,695,897)	$1,224,753	$66,180,000	30,375,000

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2016

CLS Global Growth

Change in
					Dividends		Unrealized
		Value- Beginning			Credited to	Realized Gain	Appreciation/		Shares held at
CUSIP	Description	of Year	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Value-End of Year	End of Year
00764F383	Milestone Treasury Obligations Fund	$30,500,000	$3,900,000	$—	$—	$—	$—	$34,400,000	34,400,000

CLS Growth and Income

							Change in
					Dividends		Unrealized
		Value- Beginning of			Credited to	Realized Gain	Appreciation/		Shares held at End
CUSIP	Description	Year	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Value-End of Year	of Year
00764F383	Milestone Treasury Obligations Fund	$35,000,000	$—	$9,200,000	$—	$—	$—	$25,800,000	25,800,000
316188309	Fidelity Total Bond ETF	1,266,100	10,550,153	—	207,680	—	114,148	11,930,400	240,000
97717W125	WisdomTree Managed Futures Strategy Fund	3,574,693	8,402,838	—	—	—	131,449	12,108,980	281,932
Total		$39,840,793	$18,952,991	$9,200,000	$207,680	$—	$245,597	$49,839,380	$26,321,932

CLS Flexible Income

Change in
					Dividends		Unrealized
		Value- Beginning of			Credited to	Realized Gain	Appreciation/		Shares held at End
CUSIP	Description	Year	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Value-End of Year	of Year
00764F383	Milestone Treasury Obligations Fund	$15,000,000	$5,000,000	$—	$—	$—	$—	$20,500,000	20,500,000

CLS International Equity

Change in
					Dividends		Unrealized
		Value- Beginning of			Credited to	Realized Gain	Appreciation/		Shares held at End
CUSIP	Description	Year	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Value-End of Year	of Year
00764F383	Milestone Treasury Obligations Fund	$—	$4,000,000	$—	$—	$—	$—	$4,000,000	4,000,000

CLS Shelter

Change in
					Dividends		Unrealized
		Value- Beginning of			Credited to	Realized Gain	Appreciation/		Shares held at End
CUSIP	Description	Year	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Value-End of Year	of Year
00764F383	Milestone Treasury Obligations Fund	$—	$2,000,000	$—	$—	$—	$—	$2,000,000	2,000,000

7.	Shareholders’ Transactions

As of April 30, 2016, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Year Ended		Year Ended
	April 30, 2016		April 30, 2015
CLS Global Aggressive Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,412,573	$43,263,066	2,374,587	$31,921,108
Shares issued to shareholders in reinvestment	404,947	4,944,407	408,255	5,376,724
Shares redeemed	(2,998,187)	(37,559,203)	(2,252,116)	(30,401,647)
Net increase	819,333	$10,648,270	530,726	$6,896,185
CLS Global Diversified Equity Fund	Shares	Dollars	Shares	Dollars
Class C Shares:
Shares Sold	3,486	$55,002	5,676	$95,954
Shares issued to shareholders in reinvestment	5,676	85,078	2,961	49,245
Shares redeemed	(11,689)	(179,955)	(21,235)	(360,798)
Net decrease	(2,527)	$(39,875)	(12,598)	$(215,599)

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2016

	Year Ended		Year Ended
	April 30, 2016		April 30, 2015
CLS Global Diversified Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,801,749	$62,676,801	11,118,956	$198,983,558
Shares issued to shareholders in reinvestment	1,201,496	19,163,867	904,094	15,948,227
Shares redeemed	(9,783,135)	(161,903,457)	(8,440,538)	(150,922,201)
Net increase (decrease)	(4,779,890)	$(80,062,789)	3,582,512	$64,009,584

CLS Global Growth Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,838,356	$41,385,123	10,738,225	$122,089,615
Shares issued to shareholders in reinvestment	1,046,674	10,874,943	482,726	5,421,011
Shares redeemed	(7,800,451)	(83,683,592)	(6,354,328)	(72,157,195)
Net increase (decrease)	(2,915,421)	$(31,423,526)	4,866,623	$55,353,431

CLS Growth and Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	7,728,138	$80,785,077	17,878,070	$194,936,991
Shares issued to shareholders in reinvestment	711,313	7,255,385	658,483	7,091,862
Shares redeemed	(12,299,432)	(128,029,494)	(8,245,061)	(89,868,492)
Net increase (decrease)	(3,859,981)	$(39,989,032)	10,291,492	$112,160,361

CLS Flexible Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	6,060,273	$60,901,842	7,497,797	$77,816,983
Shares issued to shareholders in reinvestment	448,027	4,509,178	396,686	4,106,800
Shares redeemed	(6,496,474)	(65,536,353)	(4,572,366)	(47,419,732)
Net increase (decrease)	11,826	$(125,333)	3,322,117	$34,504,051

CLS International Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	3,503,399	$14,160,477	1,948,273	$19,537,163
Shares issued to shareholders in reinvestment	131,548	523,560	2,250,903	9,633,863
Shares redeemed	(1,888,196)	(7,740,815)	(25,282,532)	(265,084,870)
Net increase (decrease)	1,746,751	$6,943,222	(21,083,356)	$(235,913,844)

AdvisorOne Funds Annual Report

Notes to Financial Statements (Continued)

April 30, 2016

	Year Ended		Year Ended
	April 30, 2016		April 30, 2015
CLS Shelter Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,615,053	$31,975,517	3,056,521	$39,108,035
Shares issued to shareholders in reinvestment	717,947	8,285,104	48,534	630,934
Shares redeemed	(2,590,654)	(31,489,762)	(1,426,024)	(18,315,590)
Net increase	742,346	$8,770,859	1,679,031	$21,423,379

	Five Months Ended		Year Ended		Year Ended
	April 30, 2016		November 30, 2015		November 30, 2014
Milestone Treasury Obligations Fund	Shares	Dollars	Shares	Dollars	Shares	Dollars
Investor Shares:
Shares Sold	28,236,832	$28,236,832	99,946,856	$99,946,856	99,921,567	$99,921,567
Shares issued to shareholders in reinvestment	15,961	15,961	929	929	867	867
Shares redeemed	(31,815,990)	(31,815,990)	(119,650,358)	(119,650,358)	(107,512,846)	(107,512,846)
Net decrease	(3,563,197)	$(3,563,197)	(19,702,573)	$(19,702,573)	(7,590,412)	$(7,590,412)

Milestone Treasury Obligations Fund	Shares	Dollars	Shares	Dollars	Shares	Dollars
Institutional Shares:
Shares Sold	2,160,535,237	$2,160,535,237	2,958,988,389	$2,958,988,389	2,032,301,834	$2,032,301,834
Shares issued to shareholders in reinvestment	13,203	13,203	823	823	407	407
Shares redeemed	(2,140,655,575)	(2,140,655,575)	(3,037,364,122)	(3,037,364,122)	(1,731,058,719)	(1,731,058,719)
Net increase (decrease)	19,892,865	$19,892,865	(78,374,910)	$(78,374,910)	301,243,522	$301,243,522

Milestone Treasury Obligations Fund	Shares	Dollars	Shares	Dollars	Shares	Dollars
Financial Shares:
Shares Sold	—	$—	1,100,799,273	$1,100,799,273	1,284,388,500	$1,284,388,500
Shares issued to shareholders in reinvestment	—	—	2	2	2	2
Capital Contributions by Advisor	—	—	—	53,257	—	—
Shares redeemed	(16,708,946)	(16,708,946)	(1,151,690,433)	(1,151,690,433)	(1,274,765,389)	(1,274,765,389)
Net increase (decrease)	(16,708,946)	$(16,708,946)	(50,891,158)	$(50,837,901)	9,623,113	$9,623,113

Milestone Treasury Obligations Fund	Shares	Dollars	Shares	Dollars	Shares	Dollars
Premium Shares
Shares Sold	—	$—	32,195,271	$32,195,271	33,848,684	$33,848,684
Capital Contributions by Advisor	—	—	—	42,693	—	—
Shares redeemed	(9,971,945)	(9,971,945)	(61,760,317)	(61,760,317)	(33,005,487)	(33,005,487)
Net increase (decrease)	(9,971,945)	$(9,971,945)	(29,565,046)	$(29,522,353)	843,197	$843,197

8.	Securities Lending

The Funds have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the statement of Assets & Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

AdvisorOne Funds Annual Report
Notes to Financial Statements (Continued)
April 30, 2016

The Lending Agent may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 190 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

Securities Lending income is a portion of total investment income and may not continue in the future due to market conditions.

			Gross Amounts not offset in the
			Statement of Assets & Liabilities
	Gross Amounts Recognized		Financial
	in Statements of Assets &		Instruments		Cash Collateral	Net Amount of
Fund	Liabilities		Pledged		Pledged	Assets
CLS Global Aggressive Equity Fund	$12,502,260	(1)	$12,502,260	(2)	$—	$—
CLS Global Diversified Equity Fund	29,781,251	(1)	29,781,251	(2)	—	—
CLS Global Growth Fund	36,579,686	(1)	36,579,686	(2)	—	—
CLS Growth and Income Fund	27,949,013	(1)	27,949,013	(2)	—	—
CLS Flexible Income Fund	23,638,491	(1)	23,638,491	(2)	—	—
CLS International Equity Fund	5,676,489	(1)	5,676,489	(2)	—	—
CLS Shelter Fund	4,766,673	(1)	4,766,673	(2)	—	—

(1)	Collateral for Securities Loaned at value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and accordingly, does not include excess collateral pledged.

9.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2016, Nationwide Trust Company held the following voting securities for the sole benefit of customers and may be deemed to control the Funds:

CLS Global Aggressive Equity Fund	36.14%
CLS Global Diversified Equity Fund	29.57%
CLS Global Growth Fund	30.22%
CLS Growth and Income Fund	29.27%
CLS Flexible Income Fund	26.37%
CLS International Equity Fund	38.65%

10.	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions for the following periods were as follows::

For the year ended April 30, 2016:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
CLS Global Aggressive Equity Fund	$2,087,040	$2,860,912	$4,947,952
CLS Global Diversified Equity Fund	3,472,351	15,932,562	19,404,913
CLS Global Growth Fund	2,962,069	7,987,904	10,949,973
CLS Growth and Income Fund	4,928,971	2,385,105	7,314,076
CLS Flexible Income Fund	4,518,964	—	4,518,964
CLS International Equity Fund	525,700	—	525,700
CLS Shelter Fund	1,725,147	6,560,236	8,285,383
Milestone Treasury Obligations Fund	185,688	—	185,688

AdvisorOne Funds Annual Report
Notes to Financial Statements (Continued)
April 30, 2016

	For the year ended April 30, 2015:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
CLS Global Aggressive Equity Fund	$1,735,518	$3,643,692	$5,379,210
CLS Global Diversified Equity Fund	9,862,039	6,244,211	16,106,250
CLS Global Growth Fund	3,113,963	2,344,973	5,458,936
CLS Growth and Income Fund	4,114,557	3,030,552	7,145,109
CLS Flexible Income Fund	4,115,620	—	4,115,620
CLS International Equity Fund	787,595	8,940,169	9,727,764
CLS Shelter Fund	630,936	—	630,936

	For the year ended November 30, 2015:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
Milestone Treasury Obligations Fund	$22,291	$—	$22,291

As of April 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
CLS Global Aggressive Equity Fund	$—	$28,364	$—	$—	$—	$9,797,178	$9,825,542
CLS Global Diversified Fund	4,125,412	—	(3,317,681)	(4,801,427)	—	52,506,715	48,513,019
CLS Global Growth Fund	231,026	1,456,042	—	—	—	16,148,691	17,835,759
CLS Growth and Income Fund	1,204,866	744,632	—	—	—	19,574,939	21,524,437
CLS Flexible Income Fund	415,631	—	(925,652)	(590,824)	—	(457,900)	(1,558,745)
CLS International Equity Fund	—	—	(290,323)	(700,440)	—	945,427	(45,336)
CLS Shelter Fund	—	—	(2,801,738)	—	—	4,156,197	1,354,459
Milestone Treasury Obligations Fund	29,227	—	—	—	(28,993)	—	234

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
CLS Global Diversified Fund	$3,317,681
CLS Flexible Income Fund	925,652
CLS International Equity Fund	290,323
CLS Shelter Fund	2,801,738

At April 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring
Portfolio	2018	Short-Term	Long-Term	Total
CLS Global Diversified Fund	$—	$4,801,427	$—	$4,801,427
CLS Flexible Income Fund	—	262,808	328,016	590,824
CLS International Equity Fund	—	692,157	8,283	700,440

AdvisorOne Funds Annual Report
Notes to Financial Statements (Continued)
April 30, 2016

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, and adjustments for paydowns, partnerships and non-deductible expenses, resulted in reclassifications for the year ended April 30, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income (Loss)	Gains (Loss)
CLS Global Aggressive Equity Fund	$(17)	$26,471	$(26,454)
CLS Global Diversified Equity Fund	—	(29,595)	29,595
CLS Global Growth Fund	—	(1,266,294)	1,266,294
CLS Growth and Income Fund	—	517,228	(517,228)
CLS Flexible Income Fund	—	189,353	(189,353)
CLS International Equity Fund	(160,816)	160,816	—
CLS Shelter Fund	—	(65,052)	65,052

11.	New Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

12.	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no other material items requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

AdvisorOne Funds

Omaha, Nebraska

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Global Growth Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund, CLS Shelter Fund (the “CLS Funds”), and Milestone Treasury Obligations Fund (“Milestone”), each a series of AdvisorOne Funds, as of April 30, 2016, and with respect to CLS Funds, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and with respect to Milestone, the statements of operations for the period December 1, 2015 to April 30, 2016 and for the year ended November 30, 2015, the statements of changes in net assets for the period December 1, 2015 to April 30, 2016 and each of the two years in the period ended November 30, 2015, and the financial highlights for the period December 1, 2015 to April 30, 2016 and for each of the five years in the period ended November 30, 2015. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Global Growth Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund, CLS Shelter Fund, and Milestone Treasury Obligations Fund, as of April 30, 2016, and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 29, 2016

AdvisorOne Funds Annual Report
Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The first section of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account
	Account Value	Value	Expense Ratio	Expenses Paid
	11/1/2015	4/30/2016	(Annualized)	During the Period
CLS Global Diversified Fund
Actual:
Class C	$1,000.00	$981.30	1.94%	$9.55	*
Class N	1,000.00	985.00	1.15%	5.68	*
Hypothetical (5% return before expenses):
Class C	1,000.00	1,015.22	1.94%	9.71	*
Class N	1,000.00	1,019.14	1.15%	5.77	*
CLS Growth and Income Fund
Actual	1,000.00	1,015.60	1.15%	5.76	*
Hypothetical (5% return before expenses):	1,000.00	1,019.14	1.15%	5.77	*

*	Expenses are equal to each Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 182/366.

AdvisorOne Funds Annual Report
Shareholder Expense Example (Unaudited)(Continued)

	Beginning	Ending Account
	Account Value	Value	Expense Ratio	Expenses Paid
	11/1/2015	4/30/2016	(Annualized)	During the Period
CLS Global Growth Fund
Actual	$1,000.00	$988.00	1.15%	$5.68	*
Hypothetical (5% return before expenses):	1,000.00	1,019.14	1.15%	5.77	*
CLS International Equity Fund
Actual	1,000.00	1,033.80	1.15%	5.82	*
Hypothetical (5% return before expenses):	1,000.00	1,019.14	1.15%	5.77	*
CLS Flexible Income Fund
Actual	1,000.00	1,020.50	0.80%	4.02	*
Hypothetical (5% return before expenses):	1,000.00	1,020.89	0.80%	4.02	*
CLS Global Aggressive Equity Fund
Actual	1,000.00	991.00	1.15%	5.69	*
Hypothetical (5% return before expenses):	1,000.00	1,019.14	1.15%	5.77	*
CLS Shelter Fund
Actual	1,000.00	1,006.20	1.15%	5.74	*
Hypothetical (5% return before expenses):	1,000.00	1,019.14	1.15%	5.77	*
Milestone Treasury Obligations Fund
Actual:
Investor Class	$1,000.00	$1,000.40	0.19%	$0.94	*
Institutional Class	1,000.00	1,000.40	0.19%	0.94	*
Hypothetical (5% return before expenses):
Investor Class	1,000.00	1,023.92	0.19%	0.96	*
Institutional Class	1,000.00	1,023.92	0.19%	0.96	*

*	Expenses are equal to each Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 182/366.

AdvisorOne Funds Annual Report
SUPPLEMENTAL INFORMATION
April 30, 2016 (Unaudited)

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gary W. Lanzen 1954	Trustee Since 2003	Retired (since December 31, 2012); President and Chief Investment Officer, Orizon Investment Counsel, LLC (2000- 2011).	8	Northern Lights Fund Trust and Northern Lights Variable Trust (since 2005), The Alternative Strategies Fund (since 2010), CLA Strategic Allocation Fund (2014 -2015)
Larry A. Carter 1952	Trustee Since February 2012	Consultant to private equity clients on grain processing industry (since 2004).	8	NONE
John W. Davidson 1946	Trustee Since February 2012	Creator, author and founder of John Davidson’s Economic Comments (2009-Present).	8	Horizon Funds Trust (since 2016)
Edward D. Foy 1952	Trustee Since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (1987-Present).	8	NONE

AdvisorOne Funds Annual Report
SUPPLEMENTAL INFORMATION
April 30, 2016 (Unaudited) (Continued)

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Todd Clarke(3) 1969	Trustee since November 2012	Chief Executive Officer and Manager, CLS Investments, LLC (since September 2012); President, CLS Investments, LLC (2004- 2012); Director, Constellation Trust Company (since February 2013) Director, NorthStar CTC Holdings, Inc. (since April 2015); Manager of NorthStar Topco, LLC, NorthStar Financial Services Group, LLC, Orion Advisor Services, LLC, Gemini Fund Services, LLC, Gemini Hedge Fund Services, LLC, Gemini Alternative Funds, LLC, Blu Giant, LLC, Northern Lights Compliance Services, LLC (since April 2015).	8	NONE
Ryan Beach 1977	President since November 2012	President of the Trust (since November 2012), President, CLS Investments, LLC (since September 2012); Director, Constellation Trust Company and NorthStar CTC Holdings, Inc. (since April 2015); Associate General Counsel, NorthStar Financial Services Group, LLC (2011-2012). Attorney, Scudder Law Firm, P.C., L.L.O. (2005-2011).	N/A	N/A
Brian Nielsen(4) 1972	Secretary and Chief Legal Officer Since 2003	Secretary and Chief Legal Officer of the Trust; General Counsel (from 2001 to 2014) and Secretary (since 2001) of CLS Investments, LLC; General Counsel (from 2001 to 2014) and Secretary (since 2001) of Orion Advisor Services, LLC; Manager (from 2012 to 2015), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), General Counsel (from 2003 to 2014) and Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) of Northern Lights Distributors, LLC; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; CEO (since 2015), Manager (from 2008 to 2015), General Counsel and Secretary (since 2011),Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) of Blu Giant, LLC; General Counsel (from 2012 to 2014) and Secretary (since 2012) and Assistant Secretary (from 2003 to 2012) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; General Counsel (from 2013 to 2014) and Secretary (since 2013) of Gemini Hedge Fund Services, LLC; General Counsel (from 2013 to 2014) and Secretary (since 2013) of Gemini Alternative Funds, LLC; Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.	N/A	N/A
Michael J. Wagner 80 Arkay Drive Hauppauge, NY 11788 1950	Chief Compliance Officer Since 2006	President (April 2006- present) of Northern Lights Compliance Services, LLC.	N/A	N/A
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1972	Treasurer Since October 2014	Assistant Vice President (from 2012 to 2015) and then Vice President (since 2015), of Fund Administration, Gemini Fund Services, LLC, Senior Associate, of Fund Controllers Department at Goldman Sachs Asset Management (2008-2012).	N/A	N/A
Michael Forker	AML Officer since 2014 and Assistant Secretary since 2016	Chief Compliance Officer, CLS Investments, LLC (since May 2014); Compliance Officer, CLS Investments, LLC (2012- 2014); Attorney, Bryan Hill Law (2011-2012); Compliance Consultant, RIA Compliance Consultants (2011-2012).	N/A	N/A

(1)	The term of office for each Trustee and officer listed above will continue indefinitely.

(2)	The term “Fund Complex” refers to the AdvisorOne Funds trust, including the series of the Trust that may have filed registration statements with the SEC but may not yet be operational.

(3)	Todd Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with CLS Investments, LLC (investment adviser to certain funds of the Trust).

(4)	Brian Nielsen is the brother-in-law of Todd Clarke.

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PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

17605 Wright Street ● Omaha, NE 68130

866-811-0225 ● www.advisoronefunds.com

Distributed by Northern Lights Distributors, LLC, Member FINRA

6349-NLD-5/18/2016     1658-CLS-5/16/2016

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Larry Carter is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Carter is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2016            $ 110,625

FY 2015            $ 128,700

FY 2014            $ 125,100

FY 2013            $ 125,100

(b)	Audit-Related Fees

FY 2016            $ 0

FY 2015            $ 0

FY 2014            $ 0

FY 2013            $ 0

Nature of the fees:

(c)	Tax Fees

FY 2016            $ 23,100

FY 2015            $ 30,600

FY 2014            $ 29,700

FY 2013            $ 29,700

Nature of the fees: Preparation of federal and state tax returns and review of annual dividend calculations.

(d)	All Other Fees

                               Registrant     Adviser

FY 2016            $ 0             $ 0

FY 2015            $ 0             $ 0

FY 2014            $ 0             $ 0

FY 2013            $ 0             $ 0

Nature of the fees:

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the audit committee.

(2)	Percentages of 2016 Services Approved by the Audit Committee

                                                           Registrant     Adviser

Audit-Related Fees:            0%            0%

Tax Fees:                           0%            0%

All Other Fees:                   0%            0%

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                    Registrant          Adviser

FY 2016            $ 23,100            $ None

FY 2015            $ 30,600            $ None

FY 2014            $ 29,700            $ None

FY 2013            $ 29,700            $ None

(h) Not applicable. All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2016.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 7/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 7/8/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 7/8/16